Semi Annual Report o February 28, 1999

    CITFUNDS(TM)
------------


         New York
         Tax Free Reserves


Money Markets


             ------------------------------------------------------
                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED O NO BANK GUARANTEE O MAY LOSE VALUE
             ------------------------------------------------------

TABLE OF CONTENTS

CITIFUNDS NEW YORK TAX FREE RESERVES

Letter to Our Shareholders                                                     1
 ................................................................................
Portfolio Environment and Outlook                                              2
 ................................................................................
Fund Facts                                                                     3
 ................................................................................
Fund Performance                                                               4
 ................................................................................
Portfolio of Investments                                                       5
 ................................................................................
Statement of Assets and Liabilities                                           12
 ................................................................................
Statement of Operations                                                       13
 ................................................................................
Statement of Changes in Net Assets                                            14
 ................................................................................
Financial Highlights                                                          15
 ................................................................................
Notes to Financial Statements                                                 16
 ................................................................................

Letter To Our Shareholders
Dear Shareholder:

   The 6-month period ended February 28, 1999, was a good one for the U.S. economy and New York's tax-exempt money market securities. Early in the period, concerns about the potential spread of the Asian currency and credit crisis to Latin America contributed to the Federal Reserve Board's decision to reduce key short-term interest rates three times between September and November. While this easing of monetary policy caused short-term money market yields to decline, very low inflation continued to support above-average real returns, which are nominal yields less the rate of inflation.

   In contrast, in both the taxable and tax-exempt markets, longer term fixed-income securities did not fare as well as money market securities. That's because longer term yields rose in response to reports of robust U.S. economic growth in the fourth quarter of 1998 and the first two months of 1999. When yields of longer term securities rise, their prices decline. Accordingly, money market funds such as CitiFunds New York Tax Free Reserves generally performed better than longer term tax-exempt bond funds over the six-month period.

   Thank you for your continued confidence and participation.

Sincerely,


/s/ Philip W. Coolidge
----------------------------
Philip W. Coolidge
President
March 22, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

LOW INFLATION IN THE U.S. AND RECESSIONARY CONDITIONS IN SOME OVERSEAS ECONOMIES CONTRIBUTED TO LOWER YIELDS on tax-exempt money market securities. The financial crisis that began in Southeast Asia in mid-1997 spread to other emerging markets during the third quarter of 1998. Russia was forced by the credit crunch to devalue its currency and effectively defaulted on its government bonds. Similarly, the flight of foreign capital from Latin America adversely affected Brazil, which devalued its currency in January, 1999.
   Why did economic events overseas affect short-term securities issued by New York State and its municipalities? A major reason is that the Federal Reserve Board became concerned that the problems in the emerging markets might curtail exports of U.S. companies, which could, in turn, dampen domestic economic growth. To help stop the further spread of the Asian crisis and stimulate the U.S. economy, the Federal Reserve Board reduced key short-term interest rates in three steps between September and November.
   In anticipation of the Federal Reserve Board's action, WE BEGAN THE REPORTING PERIOD WITH THE PORTFOLIO'S AVERAGE MATURITY TOWARD THE LONG END OF ITS RANGE. By October, the average maturity reached 63 days. This strategy enabled us to capture higher yields for as long as practical while interest rates fell.
   As our holdings matured, we reinvested the proceeds in tax-exempt money market instruments with modestly shorter maturities. Consequently, the Portfolio's average maturity gradually declined to about 47 days, enabling us to respond faster to opportunities for higher yields. Such opportunities arose in December, 1998, for example, when seasonal fund redemptions caused tax-exempt yields to rise temporarily before declining again in January.
   As we noted in our shareholder report six months ago, SHORT-TERM TAX-EXEMPT SECURITIES WERE RELATIVELY SCARCE IN 1998. That's because strong national and regional economies helped boost tax revenues, reducing the need for New York municipalities to borrow to cover short-term operating expenses. In fact, issuance of short-term, tax-exempt notes declined about 25% nationally in 1998 from the previous year to its lowest level in more than 10 years.
   At the same time, demand for tax-exempt money market securities rose significantly in the second half of 1998. Dislocations in the world's stock markets triggered a "flight to quality" among domestic and foreign investors. Many domestic investors turned to tax-exempt money market funds as a safe harbor during this volatile time. The combination of reduced supply and increased demand made it more difficult to find attractive values in tax-exempt notes.
   As a result, WE CONTINUED TO FOCUS ON TAX-EXEMPT VARIABLE-RATE DEMAND NOTES (VRDNs), which are securitized and issued by investment banks. These "floaters" generally offered higher yields than other high-quality, short-term tax-exempt securities. We also continued to find attractive values in non-rated securities issued by New York school districts. These securities have been deemed to be of comparable quality to the portfolio's other investments by Citibank's credit analysts.

   Looking forward, we expect the U.S. economic expansion to continue throughout 1999. The state and many New York municipalities have set aside reserves from the budget surpluses of the past few years. They expect to be well positioned should the rate of economic growth begin to moderate. At the same time, persistently low inflation should, in our view, prevent the Federal Reserve Board from raising short-term interest rates in 1999 in an attempt to forestall inflationary pressures.
   If our outlook is correct, tax-exempt money market yields should remain relatively stable over the foreseeable future, while longer term yields may rise modestly. We intend to continue to monitor economic influences carefully, with an eye toward adjusting our investment strategy in a way that attempts to capture the opportunities and reduce the risks of prevailing market conditions.

FUND FACTS

FUND OBJECTIVE
To provide its shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes*, preservation of capital and liquidity.

INVESTMENT ADVISER                       DIVIDENDS
Citibank, N.A.                           Declared daily, paid monthly

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
November 4, 1985                         Distributed annually, if any

NET ASSETS AS OF 2/28/99                 BENCHMARKS
$1,232.8 million                         o Lipper New York Tax Exempt Money
                                           Market Funds Average
                                         o IBC New York Tax Free Money
                                           Funds Average


* A portion of the income may be subject to the Federal Alternative Minimum Tax
  (AMT). Consult your personal tax advisor.

FUND PERFORMANCE
TOTAL RETURNS

                                                    SIX     ONE    FIVE   TEN
ALL PERIODS ENDED FEBRUARY 28, 1999 (Unaudited)   MONTHS**  YEAR  YEARS* YEARS*
================================================================================

CitiFunds New York Tax Free Reserves               1.31%   2.83%  2.91%  3.27%
Lipper New York Tax Exempt Money Market
  Funds Average                                    1.29%   2.77%  2.89%  3.24%

 * Average Annual Total Return
** Not Annualized


7-DAY YIELDS
Annualized Current      2.36%
Effective               2.39%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment. Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS NEW YORK TAX FREE RESERVES VS. IBC NEW YORK TAX FREE MONEY FUNDS AVERAGE

As illustrated, CitiFunds New York Tax Free Reserves generally provided a similar annualized seven-day yield to that of a comparable IBC Money Fund Average, as published in IBC Money Fund ReportTM, for the one-year period.


[The following table represents a chart in the printed piece.]


                       IBC New York       CitiFunds New York
Date                   Tax Free Avg.         Tax Free Res.
----                   -------------      -------------------
3/3/98                     2.82%               2.87%
3/10/98                    2.43%               2.63%
3/17/98                    2.47%               2.59%
3/24/98                    2.76%               2.83%
3/31/98                    2.92%               2.99%
4/7/98                     2.88%               2.98%
4/14/98                    2.88%               2.98%
4/21/98                    3.15%               3.21%
4/28/98                    3.34%               3.40%
5/5/98                     3.22%               3.31%
5/12/98                    3.10%               3.16%
5/19/98                    3.12%               3.17%
5/26/98                    3.09%               3.15%
6/2/98                     3.14%               3.15%
6/9/98                     2.92%               3.00%
6/16/98                    2.94%               2.98%
6/23/98                    2.92%               2.97%
6/30/98                    2.95%               2.97%
7/7/98                     2.60%               2.73%
7/14/98                    2.55%               2.68%
7/21/98                    2.85%               2.92%
7/28/98                    2.92%               3.01%
8/4/98                     2.91%               3.00%
8/11/98                    2.57%               2.77%
8/18/98                    2.71%               2.81%
8/25/98                    2.64%               2.82%
9/1/98                     2.66%               2.79%
9/8/98                     2.47%               2.57%
9/15/98                    2.63%               2.74%
9/22/98                    2.96%               3.05%
9/29/98                    3.11%               3.19%
10/6/98                    2.88%               3.00%
10/13/98                   2.66%               2.78%
10/20/98                   2.66%               2.75%
10/27/98                   2.56%               2.67%
11/3/98                    2.56%               2.64%
11/10/98                   2.48%               2.59%
11/17/98                   2.56%               2.67%
11/24/98                   2.64%               2.78%
12/1/98                    2.59%               2.68%
12/8/98                    2.29%               2.49%
12/15/98                   2.47%               2.57%
12/22/98                   2.65%               2.72%
12/29/98                   2.86%               2.90%
1/5/99                     3.01%               3.03%
1/12/99                    2.43%               2.56%
1/19/99                    2.35%               2.45%
1/26/99                    2.30%               2.41%
2/2/99                     2.24%               2.33%
2/9/99                     1.89%               2.04%
2/16/99                    1.88%               2.02%
2/23/99                    2.13%               2.22%


Note: Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower. CITIFUNDS NEW YORK TAX FREE RESERVES portfolio of investmentsFebruary 28, 1999 (Unaudited)

CITIFUNDS NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                       February 28, 1999
(Unaudited)

                                     PRINCIPAL
                                       AMOUNT
ISSUER                            (000'S OMITTED)        VALUE
--------------------------------------------------------------------------------
TAX EXEMPT COMMERCIAL PAPER -- 8.9%
--------------------------------------------------------------------------------
Long Island Power
  Authority,
  2.80% due 3/16/99                   $ 3,500      $ 3,500,000
Metropolitan Transit
  Authority, NY,
  2.90% due 3/10/99                     7,000        7,000,000
Metropolitan Transit
  Authority, NY,
  2.95% due 3/10/99                    25,000       25,000,000
Metropolitan Transit
  Authority, NY,
  2.60% due 4/01/99                    15,000       15,000,000
Metropolitan Transit
  Authority, NY,
  2.65% due 4/05/99                    16,000       16,000,000
Metropolitan Transit
  Authority, NY,
  2.60% due 6/04/99                     1,000        1,000,000
Metropolitan Transit
  Authority, NY,
  2.60% due 6/14/99                     8,000        8,000,000
Metropolitan Transit
  Authority, NY,
  2.70% due 7/14/99                     7,000        7,000,000
New York State Medical
  Care,
  3.85% due 7/15/99                    14,050       14,050,000
Puerto Rico Government
  Development Authority,
  2.40% due 5/06/99                     8,000        8,000,000
Puerto Rico Government
  Development Authority,
  2.35% due 5/10/99                     4,584        4,584,000
                                                  ------------
                                                   109,134,000
                                                  ------------
REVENUE , TAX, BOND AND TAX REVENUE
ANTICIPATION NOTES AND GENERAL OBLIGA-
TION BONDS AND NOTES --13.9%
--------------------------------------------------------------------------------
Albany, NY, City School
  District, TANs,
  7.10% due 10/01/99                      785          825,397
Baldwin, NY, Union Free
  School District, TANs,
  3.90% due 6/30/99                     5,500        5,510,663
Central Islip, NY, Union Free
  School District, BANs,
  4.00% due 6/30/99                    14,000       14,013,403
City of New York, G. O.,
  2.65% due 3/15/99                     2,700        2,700,000
Colonie, NY, BANs,
  4.00% due 7/30/99                     1,662        1,663,993
East Hampton, NY, G.O.,
  4.38% due 4/15/99                       679          679,590
East Islip, NY, Union Free
  School District, TANs,
  4.00% due 6/25/99                    10,000       10,009,177
Erie County, NY, RANs,
  4.00% due 10/13/99                    4,000        4,024,040
Galway, NY, Central School
  District, BANs,
  4.00% due 3/16/99                     3,950        3,950,538
Hempstead, NY, BANs,
  3.50% due 9/15/99                     1,890        1,893,977
Hewlett-Woodmere, NY,
  Union Free School
  District, TANs,
  3.90% due 6/29/99                     5,000        5,008,071
Levittown, NY, Union Free
  School District, TANs,
  4.00% due 6/23/99                     9,000        9,008,112
Longwood, NY, Central
  School District, TANs,
  4.00% due 6/30/99                    11,000       11,010,543
Lynbrook, NY, Union Free
  School District, TANs,
  3.90% due 6/29/99                     5,000        5,009,670
Massapequa, NY, Union
  Free School District,
  BANs,
  3.50% due 10/28/99                    3,000        3,008,062
Middletown, NY, City
  School District, BANs,
  3.50% due 6/30/99                     3,000        3,004,870
Middletown, NY, City
  School District, BANs,
  3.25% due 6/30/99                     2,500        2,502,848
Miller Place, NY, Union
  Free School District,
  TANs,
  4.00% due 6/30/99                     5,000        5,004,788
Monroe County, NY, BANs,
  4.00% due 7/23/99                     3,000        3,004,569
Monroe County, NY, BANs,
  3.50% due 7/23/99                    11,000       11,025,682
Monroe County, NY, G.O.,
  4.50% due 6/01/99                     2,000        2,007,360
Monroe County, NY, G.O.,
  6.00% due 3/01/99                       565          565,000
North Colonie, NY, Central
  School District, BANs,
  3.25% due 10/09/99                    4,481        4,489,016
North Hempstead, NY, G.O.,
  4.00% due 3/01/99                       425          425,000

CITIFUNDS NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS (Continued)                           FEBRUARY 28, 1999

(Unaudited)

                                     PRINCIPAL
                                       AMOUNT
ISSUER                            (000'S OMITTED)        VALUE
--------------------------------------------------------------------------------
Puerto Rico
  Commonwealth, G.O.,
  7.75% DUE 7/01/99                   $ 2,450     $  2,526,429
Puerto Rico
  Commonwealth TRANS,
  3.50% due 7/30/99                     9,000        9,023,882
Puerto Rico Municipal
  Finance Agency, RANs,
  5.00% due 7/01/99                       500          502,862
Sachem, NY, Central School
  District, TANs,
  4.00% due 6/25/99                     5,000        5,005,066
Sayville, NY, Union Free
  School District, TANs,
  4.00% due 6/29/99                     5,000        5,005,059
South Country, NY, Central
  School District, TANs,
  4.00% due 6/24/99                     8,000        8,007,295
Thousand Island, NY, Central
  School District, BANs,
  4.00% due 4/28/99                    10,000       10,003,512
Wayne, NY, Central School
  District, BANs,
  4.00% due 3/30/99                     6,000        6,001,840
West Islip, NY, Union Free
  School District, TANs,
  3.90% due 6/30/99                     2,800        2,801,786
Westchester County, TANs,
  2.83% due 12/30/99                   12,000       12,001,263
                                                  ------------
                                                   171,223,363
                                                  ------------
ANNUAL, SEMI-ANNUAL AND QUARTERLY TEN-
DER REVENUE BONDS AND NOTES
(PUTS)--18.2%
--------------------------------------------------------------------------------
Battery Park City, NY,
  Authority Revenue,
  7.70% due 5/01/99                     2,665        2,737,580
DeKalb County, GA,
  Industrial Development
  Revenue,
  2.90% due 8/01/01                     1,500        1,500,000
Dutchess County, NY,
  6.00% due 10/15/99                      100          101,738
Guam Power Authority
  Revenue,
  2.45% due 4/15/99                     4,000        4,000,000
Guam Power Authority
  Revenue,
  2.55% due 4/15/99                     4,000        4,000,000
Metropolitan Transit Authority,
  NY, 6.70% due 1/01/00                   375          385,076
Morgan Keegan Municipal
  Products Inc.,
  3.22% due 5/06/99                     5,770        5,770,000
Municipal Assistance
  Corp., NY,
  5.50% due 7/01/99                     6,550        6,603,882
Municipal Security Trust
  Certificates,
  3.45% due 3/04/99                    20,000       20,000,000
Nassau County, NY,
  Industrial Development
  Agency,
  5.13% due 11/01/99                    4,385        4,448,592
New York City, NY, Cultural
  Affairs (Museum of
  Modern Art),
  5.00% due 1/01/00                     4,635        4,708,752
New York City, NY, Housing
  Development Corp.,
  4.40% due 5/01/99                       250          250,202
New York City, NY, Municipal
  Water Finance,
  2.95% due 3/31/99                     6,000        6,000,000
New York City, NY, Municipal
  Water Finance,
  7.38% due 6/15/99                     4,625        4,748,298
New York City, NY, Water
  Finance,
  2.70% due 4/07/99                     4,600        4,600,000
New York City, NY,
  3.00% due 3/09/99                     5,000        5,000,000
New York City, NY,
  7.50% due 3/15/99                       500          500,839
New York City, NY,
  8.00% due 6/01/99                     1,005        1,017,259
New York City, NY,
  7.00% due 8/01/99                     1,445        1,487,967
New York City, NY,
  7.75% due 8/01/99                     2,000        2,071,208
New York City, NY,
  4.70% due 10/01/99                      500          504,294
New York City, NY,
  5.88% due 10/01/99                    4,000        4,054,858
New York City, NY,
  7.50% due 10/01/99                      470          488,505
New York State Dormitory
  Authority Revenue,
  3.30% due 3/11/99                     7,950        7,950,000
New York State Dormitory
  Authority Revenue,
  2.70%  due  4/12/99                   4,500        4,500,000

CITIFUNDS NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS (Continued)                           FEBRUARY 28, 1999
(Unaudited)

                                     PRINCIPAL
                                       AMOUNT
ISSUER                            (000'S OMITTED)        VALUE
--------------------------------------------------------------------------------
New York State
Dormitory Authority
Revenue,
6.60% due 5/01/99                     $  500       $   502,896

New York State Dormitory
  Authority Revenue,
  6.75% due 5/15/99                    6,415         6,459,366
New York State Dormitory
  Authority Revenue,
  4.00% due 7/01/99                    1,360         1,365,165
New York State Dormitory
  Authority Revenue,
  4.00% due 7/01/99                      500           500,549
New York State
  Environmental Revenue,
  2.85% due 4/07/99                    3,100         3,100,000
New York State
  Environmental Revenue,
  5.60% due 5/15/99                    2,000         2,009,704
New York State
  Environmental Revenue,
  2.70% due 6/04/99                    2,000         2,000,000
New York State
  Environmental Revenue,
  2.80% due 6/15/99                    6,500         6,500,000
New York State
  Environmental Revenue,
  4.00% due 6/15/99                      750           750,521
New York State
  Environmental Revenue,
  3.00% due 12/08/99                  12,000        12,000,000
New York State Housing
  Finance Authority,
  2.70% due 11/15/99                   8,700         8,700,000
New York State Medical
  Care Facilities,
  4.35% due 8/15/99                      450           451,702
New York State Medical
  Care Facilities,
  7.38% due 8/15/99                    7,815         8,122,799
New York State Medical
  Care Facilities Agency,
  7.45% due 2/15/00                    1,250         1,328,130
New York State Power
  Authority Revenue,
  3.05% due 3/01/99                   10,000        10,000,000
New York State Power
  Authority Revenue,
  3.45% due 3/01/99                   15,000        15,000,000
New York State Power
  Authority Revenue,
  3.45% due 3/01/99                    7,500         7,500,000
New York State Urban
  Development
  Corporation Revenue,
  7.75% due 1/01/00                    9,950        10,528,594
Puerto Rico Commonwealth
  Highway Transportation,
  2.40% due 7/01/99                    1,200         1,200,000
Suffolk County, NY,
  Cooperative Bonds,
  4.88% due 8/01/99                    2,900         2,924,093
Suffolk County, NY,
  Cooperative Bonds,
  4.00% due 9/09/99                   20,000        20,066,104
Suffolk County, NY,
  Cooperative Bonds,
  4.10% due 10/15/99                   2,440         2,455,627
Triborough Bridge & Tunnel
  Authority, NY,
  7.00% due 1/01/00                    1,500         1,570,973
University of Puerto Rico,
  6.00% due 6/01/99                    1,910         1,924,708
                                                  ------------
                                                   224,389,981
                                                  ------------

Variable Rate Demand Notes*--58.9%
--------------------------------------------------------------------------------
Alaska State Housing
  Finance Corp.,
  due 6/01/26                         12,500       12,500,000
Alaska State Housing
  Finance Corp.,
  due 12/01/36                         2,500        2,500,000
Ascension River, LA, AMT,
  due 12/01/27                         2,000        2,000,000
Babylon, NY, Industrial
  Development Agency,
  due 7/01/14                            700          700,000
Clark County, NV, Industrial
  Development Revenue,
  due 10/01/30                         2,000        2,000,000
Clipper Tax Exempt Trust,
  AMT, due 3/01/15                     1,460        1,460,000
Clipper Tax Exempt Trust,
  AMT, due 3/01/16                     9,115        9,115,000
Coastal Bend, TX, Health
  Facilities Development
  Authority, due 8/15/28               4,000        4,000,000
Connecticut State Housing
  Financial Authority,
  due 5/15/18                          3,745        3,745,000
Connecticut State Housing
  Financial Authority, AMT,
  due 11/15/27                         2,875        2,875,000

CITIFUNDS NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS (Continued)                           FEBRUARY 28, 1999
(Unaudited)

                                     PRINCIPAL
                                       AMOUNT
ISSUER                            (000'S OMITTED)        VALUE
--------------------------------------------------------------------------------

District of Columbia Housing
  Mortgage Revenue, AMT,
  due 6/01/28                        $ 8,080       $ 8,080,000
Escambia County, FL,
  Industrial Development
  Revenue,
  due 3/01/22                          3,700         3,700,000
Faculty Municipal Trust,
  due 1/01/06                          4,895         4,895,000
Florida Housing Finance
  Agency, due 6/01/26                  5,000         5,000,000
Fort Wayne, IN, Hospital
  Authority Revenue,
  due 1/01/16                          2,450         2,450,000
Fulton County, GA, Develop-
  ment Authority, AMT,
  due 6/01/27                          2,400         2,400,000
Glens Falls, NY, Industrial
  Development Agency,
  due 12/01/04                         1,410         1,410,000
Hampton,VA, Redevelopment
  and Housing Authority,
  due 6/15/26                          1,200         1,200,000
Harris County, TX,
  due 10/01/16                         7,000         7,000,000
Howard County, MD,
  Mulitfamily Revenue,
  due 6/15/26                          1,200         1,200,000
Indianapolis, IN, Industrial
  Development Revenue,
  AMT, due 12/01/04                    2,000         2,000,000
Iowa Industrial Development
  Finance Authority
  Revenue, AMT,
  due 10/01/15                         1,000         1,000,000
Jackson County, MS,
  Pollution Control,
  due 6/01/23                          2,100         2,100,000
Jasper County, MO, Industrial
  Development Authority,
  due 8/01/16                          2,300         2,300,000
Jefferson County, NY,
  Industrial Development,
  AMT, due 7/01/05                     1,750         1,750,000
Joplin, MO, Industrial
  Development Authority,
  due 10/01/01                         1,865         1,865,000
Kenton County, KY,
  Airport Board Revenue,
  due 3/01/06                          1,910         1,910,000
Laurens County, GA,
  Development Authority,
  AMT, due 5/01/17                     1,000         1,000,000
Lone Star, TX, Tax Airport
  Authority, due 12/01/14                600           600,000
Long Island Power Authority,
  NY, due 5/01/33                     17,400        17,400,000
Louisiana Housing Finance
  Agency Mortgage Revenue,
  due 6/01/27                          1,880         1,880,000
Lubbock, TX, Health Facilities
  Development Authority,
  due 7/01/13                            700           700,000
Macon, Georgia Trust Receipts,
  due 3/03/07                         31,410        31,410,000
Macon, Georgia Trust
  Receipts, AMT,
  due 2/05/30                          1,510         1,510,000
Macon, Georgia Trust
  Receipts, AMT,
  due 12/05/30                         1,810         1,810,000
Massachusetts State Health
  & Educational Facilities,
  due 2/01/16                          5,800         5,800,000
Massachusetts State Housing
  Finance Authority,
  due 7/01/18                          9,500         9,500,000
Massachusetts State Housing
  Finance Authority, AMT,
  due 7/01/19                            695           695,000
Mercer County,WV, Industrial
  Development Revenue,
  due 5/01/01                          1,000         1,000,000
Metropolitan Pier and
  Exposition Authority, IL,
  due 12/15/19                         9,000         9,000,000
Metropolitan Transit
  Authority, NY,
  due 7/01/26                          1,000         1,000,000
Mississippi Single Family
  Home Corp.,
  due 6/01/30                          9,135         9,135,000
Montgomery County, MD,
  Housing Opportunities,
  due 7/15/07                          2,000         2,000,000
Moorhead, MN, Solid
  Waste Disposal, AMT,
  due 4/01/12                          2,500         2,500,000
Municipal Assistance
  Corp., NY,
  due 7/01/08                          6,000         6,000,000

CITIFUNDS NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS (Continued)                           FEBRUARY 28, 1999
(Unaudited)

                                     PRINCIPAL
                                       AMOUNT
ISSUER                            (000'S OMITTED)        VALUE
--------------------------------------------------------------------------------
Municipal Electrical
  Authority, GA,
  due 6/01/20                        $ 1,600      $  1,600,000
Municipal Security Trust
  Certificates,
  due 1/01/03                         10,000        10,000,000
Nebraska Industrial
  Financial Authority,
  due 9/01/27                          5,185         5,185,000
New Hanover County, NC,
  due 3/01/13                          2,250         2,250,000
New Rochelle, NY,
  due 12/01/05                         5,500         5,500,000
New York City, NY,
  due 8/01/10                          1,200         1,200,000
New York City, NY,
  due 2/15/13                          1,300         1,300,000
New York City, NY,
  due 5/15/13                          8,900         8,900,000
New York City, NY,
  due 8/01/13                          7,395         7,395,000
New York City, NY,
  due 8/01/16                          9,300         9,300,000
New York City, NY,
  due 6/01/17                          7,175         7,175,000
New York City, NY,
  due 8/01/17                          7,300         7,300,000
New York City, NY,
  due 8/15/17                          1,800         1,800,000
New York City, NY,
  due 8/01/18                          1,400         1,400,000
New York City, NY,
  due 8/15/18                          3,500         3,500,000
New York City, NY,
  due 8/01/20                          2,400         2,400,000
New York City, NY,
  due 8/01/21                          3,645         3,645,000
New York City, NY,
  due 6/01/22                          2,000         2,000,000
New York City, NY,
  due 8/01/23                            500           500,000
New York City, NY,
  due 2/15/26                          2,705         2,705,000
New York City, NY,
  due 5/15/28                         13,620        13,620,000
New York City, NY, Cultural
  Affairs (Carnegie Hall),
  due 12/01/10                         2,000         2,000,000
New York City, NY, Municipal
  Water Finance,
  due 6/15/24                          2,750         2,750,000
New York City Health and
  Hospital Corp.,
  due 2/15/26                          4,925         4,925,000
New York City Health and
  Hospital Corp.,
  due 2/15/26                          5,395         5,395,000
New York City Health and
  Hospital Corp.,
  due 2/15/26                          3,100         3,100,000
New York City Housing
  Development,
  due 4/15/07                          6,000         6,000,000
New York City Housing
  Development,
  due 1/15/19                            500           500,000
New York City Housing
  Development,
  due 11/15/19                         6,000         6,000,000
New York City Housing
  Development,
  due 3/15/25                            900           900,000
New York City Housing
  Development, AMT,
  due 12/01/29                         7,000         7,000,000
New York City Industrial
  Development Agency,
  due 12/01/01                         1,000         1,000,000
New York City Industrial
  Development Agency,
  due 6/30/14                          1,800         1,800,000
New York City Industrial
  Development Agency, AMT,
   due 12/01/17                        7,300         7,300,000
New York City Industrial
  Development Agency,
  due 7/01/21                            585           585,000
New York City Industrial
  Development Agency, AMT,
  due 6/01/22                          1,180         1,180,000
New York City Industrial
  Development Agency, AMT,
  due 11/01/24                         5,800         5,800,000
New York City Transitional,
  due 8/15/21                          1,550         1,550,000
New York State,
   due 1/01/06                         3,945         3,945,000
New York State Dormitory
  Authority Revenue,
  due 7/01/15                          2,200        2,200,000
New York State Dormitory
  Authority Revenue,
  due 7/01/19                          2,815        2,815,000

CITIFUNDS NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS (Continued)                           FEBRUARY 28, 1999
(Unaudited)

                                     PRINCIPAL
                                       AMOUNT
ISSUER                            (000'S OMITTED)        VALUE
--------------------------------------------------------------------------------

New York State Dormitory
  Authority Revenue,
  due 2/15/23                        $ 6,400       $ 6,400,000
New York State Dormitory
  Authority Revenue,
  due 7/01/25                            700           700,000
New York State Energy,
  Research and
  Development,
  due 12/01/20                         3,200         3,200,000
New York State Energy,
  Research and
  Development, AMT,
  due 7/01/27                          1,000         1,000,000
New York State Environ-
  mental Facility Revenue,
  due 6/15/11                          9,895         9,895,000
New York State Environ-
  mental Facility Revenue,
  due 6/15/12                          7,000         7,000,000
New York State Housing
  Finance Authority,
  due 11/15/19                         2,000         2,000,000
New York State Housing
  Finance Authority, AMT,
  due 11/01/30                         1,000         1,000,000
New York State Job
  Development Authority,
  due 3/01/00                          1,735         1,735,000
New York State Job
  Development Authority,
  due 3/01/03                          8,630         8,630,000
New York State Job
  Development Authority,
  due 3/01/05                          2,060         2,060,000
New York State Job
  Development Authority,
  due 3/01/07                          6,025         6,025,000
New York State Local
  Government Assistance
  Corp., due 4/01/22                  11,400        11,400,000
New York State Local
  Government Assistance
  Corp., due 4/01/23                   3,700         3,700,000
New York State Local
  Government Assistance
  Corp., due 4/01/25                  27,700        27,700,000
New York State Medical
  Care Facilities Agency,
  due 11/01/08                         2,900         2,900,000
New York State Medical
  Care Facilities Agency,
  due 8/15/14                          6,900         6,900,000
New York State Medical
  Care Facilities Agency,
  due 8/15/22                          4,200         4,200,000
New York State Medical
  Care Facilities Agency,
  due 2/05/29                          5,625         5,625,000
New York State Power
  Authority Revenue,
  due 1/01/23                          1,000         1,000,000
New York State Thruway
  Authority,
  due 4/01/08                         10,000        10,000,000
New York State Thruway
  Authority,
  due 4/01/10                          4,495         4,495,000
New York State Thruway
  Authority,
  due 1/01/27                          4,505         4,505,000

New York State Thruway
  Authority,
  due 7/01/27                          5,000         5,000,000
North Carolina, Medical Care,
  due 10/01/20                           400           400,000
Orange County, FL, Housing
  Finance Authority,
  due 2/01/04                            575           575,000
Orange County, FL, Housing
  Finance Authority,
  due 6/01/25                          2,000         2,000,000
Orlando, FL, Special
  Assessment Revenue,
  due 10/01/21                         3,200         3,200,000
Port Authority of New York
  & New Jersey, AMT,
  due 1/01/01                         65,000        65,000,000
Puerto Rico Commonwealth,
  due 12/01/15                         4,000         4,000,000
Puerto Rico Commonwealth,
  due 7/01/20                          5,655         5,655,000
Puerto Rico Commonwealth,
  due 7/01/24                          2,000         2,000,000
Puerto Rico Commonwealth,
  due 7/01/28                         16,000        16,000,000
Puerto Rico Commonwealth
  Highway Transportation,
  due 7/01/14                          4,800         4,800,000
Puerto Rico Commonwealth
  Highway Transportation,
  due 7/01/28                          5,300         5,300,000

CITIFUNDS NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                       FEBRUARY 28, 1999
(Unaudited)

                                     PRINCIPAL
                                       AMOUNT
ISSUER                            (000'S OMITTED)        VALUE
--------------------------------------------------------------------------------

Puerto Rico Electric Power
  Authority, due 1/01/12             $ 2,180       $ 2,180,000
Puerto Rico Electric Power
  Authority, due 7/01/22               9,500         9,500,000
Puerto Rico Finance Corp.,
  due 6/01/13                         10,640        10,640,000
Puerto Rico Public Buildings
  Authority, due 6/01/12               3,000         3,000,000
Puerto Rico Public Buildings
  Authority, due 7/01/21               9,380         9,380,000
Puerto Rico Public Buildings
  Authority, due 7/01/25               9,330         9,330,000
Puttable Floating Option,
  Tax Exempt,
  due 7/01/28                          7,000         7,000,000
Puttable Floating Option,
  Tax Exempt,
  due 10/11/30                           505           505,000
Puttable Floating Option,
  Tax Exempt,
  due 10/01/32                         8,925         8,925,000
Red Bay, AL, Industrial
  Development Revenue
  Board, due 11/01/10                  1,900         1,900,000
Richmond, VA,
  Redevelopment and
  Housing Authority,
  due 11/01/05                         3,400         3,400,000
Rockingham County, NC,
  Industrial Finance, AMT,
  due 4/01/18                          6,000         6,000,000
Rockport, IN, Pollution
  Control Authority,
  due 7/01/25                            300           300,000
Rutherford County, TN,
  Industrial Development,
  AMT, due 6/01/03                     1,750         1,750,000
Saint Charles Parish, LA,
  Pollution, due 3/01/24               5,525         5,525,000
Schenectady County, NY,
  Industrial Development,
  due 6/01/09                          1,830         1,830,000
Seneca, NY, Industrial
  Development Authority,
  due 11/01/27                         6,850         6,850,000
Seveir County, TN, Public
  Building Authority,
  due 6/01/09                            500           500,000
Seveir County, TN, Public
  Building Authority,
  due 6/01/17                          1,765         1,765,000
South Carolina Educational
  Facilities Authority,
  due 10/01/26                         4,600         4,600,000
South Carolina Jobs Economy
  Development, AMT,
  due 11/01/10                         2,320         2,320,000
South Carolina Jobs Economy
  Development, AMT,
  due 4/01/17                          1,000         1,000,000
Southwestern, IL,
  Environmental Develop-
  ment Authority,
  due 11/01/25                           300           300,000
Triborough Bridge &
  Tunnel Authority, NY,
  due 1/01/04                          3,100         3,100,000
Triborough Bridge &
  Tunnel Authority, NY,
  due 1/01/12                          6,320         6,320,000
University of Puerto Rico,
  University Revenue,
  due 6/01/25                          4,475         4,475,000
Walton County, GA,
  Industrial Building
  Authority, AMT,
  due 10/01/17                         1,600         1,600,000
Washington State Health
  Care Facilities,
  due 10/01/05                         1,000         1,000,000
Wayne Charter County, MI,
  Airport Revenue, AMT,
  due 12/01/28                         4,400         4,400,000
Wisconsin Housing &
  Economic Development,
  AMT, due 9/01/17                     1,675         1,675,000
                                                --------------
                                                   726,585,000
                                                --------------

TOTAL INVESTMENTS,
  AT AMORTIZED COST                     99.9%    1,231,332,344
OTHER ASSETS,
    LESS LIABILITIES                     0.1         1,446,007
                                                --------------
NET ASSETS                            100.0%    $1,232,778,351
                                      =====     ==============


AMT--Subject to Alternative Minimum Tax
* Variable rate demand notes have a demand feature under which the fund could tender them back to the issuer on no more than 7 day's notice.

See notes to financial statements

CITIFUNDS NEW YORK TAX FREE RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 1999 (Unaudited)
================================================================================
ASSETS:
Investments, at amortized cost (Note 1A)                         $1,231,332,344
Interest receivable                                                   9,124,418
Receivable for shares of beneficial interest sold                       116,650
-------------------------------------------------------------------------------
  Total assets                                                    1,240,573,412
-------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                     1,270,478
Payable for shares of beneficial interest repurchased                 5,811,738
Payable to affiliates:
Investment advisory fees (Note 3)                                       138,298
Shareholder servicing agents' fees (Note 4B)                            231,351
Accrued expenses and other liabilities                                  343,196
-------------------------------------------------------------------------------
  Total liabilities                                                   7,795,061
-------------------------------------------------------------------------------
Net Assets for 1,232,833,262 shares of beneficial
  interest outstanding                                           $1,232,778,351
===============================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                  $1,232,833,262
Accumulated net realized loss on investments                            (54,911)
-------------------------------------------------------------------------------
  Total                                                          $1,232,778,351
===============================================================================

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE           $1.00
===============================================================================

See notes to financial statements

CITIFUNDS NEW YORK TAX FREE RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999 (Unaudited)
================================================================================
INTEREST INCOME (NOTE 1B):                                           $18,186,222
EXPENSES:
Administrative fees (Note 4A)                          $1,391,140
Shareholder Servicing Agents' fees (Note 4B)            1,391,140
Investment Advisory fees (Note 3)                       1,112,912
Distribution fees (Note 5)                                556,456
Custody and fund accounting fees                          148,030
Trustees' fees                                             34,918
Shareholder reports                                        19,501
Registration fees                                          14,727
Auditing fees                                              11,100
Legal fees                                                 10,685
Transfer agent fees                                         5,237
Miscellaneous                                              17,697
--------------------------------------------------------------------------------
  Total expenses                                        4,713,543
Less aggregate amounts waived by Investment Adviser,
  Administrator, and Distributor (Notes 3, 4A, and 5)  (1,092,745)
Less fees paid indirectly (Note 1E)                        (4,328)
--------------------------------------------------------------------------------
  Net expenses                                                         3,616,470
--------------------------------------------------------------------------------
Net investment income                                                 14,569,752
NET REALIZED GAIN ON INVESTMENTS                                          34,780
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $14,604,532
================================================================================

See notes to financial statements

CITIFUNDS NEW YORK TAX FREE RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                         SIX MONTHS ENDED
                                         FEBRUARY 28, 1999      YEAR ENDED
                                            (Unaudited)       AUGUST 31, 1998
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS:
Net investment income                  $   14,569,752       $   31,493,777
Net realized gain (loss) on investments        34,780                6,011
--------------------------------------------------------------------------------
Net increase in net assets resulting
 from operations                           14,604,532           31,499,788
--------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                     (14,569,752)         (31,493,777)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
 INTEREST AT NET ASSET VALUE OF 1.00
   PER SHARE (Note 6):
Proceeds from sale of shares              543,850,364        1,419,667,585
Net asset value of shares issued to
   shareholders from reinvestment of
   dividends                                5,739,172           14,122,083
Cost of shares repurchased               (411,577,929)      (1,316,023,080)
--------------------------------------------------------------------------------
Net increase in net assets from
   transactions in shares of beneficial
   interest                               138,011,607          117,766,588
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                138,046,387          117,772,599
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                     1,094,731,964          976,959,365
--------------------------------------------------------------------------------
End of period                          $1,232,778,351       $1,094,731,964
================================================================================

See notes to financial statements

CITIFUNDS NEW YORK TAX FREE RESERVES
FINANCIAL HIGHLIGHTS

                                SIX MONTHS ENDED
                               FEBRUARY 28, 1999            YEAR ENDED AUGUST 31,
                                  (Unaudited)     1998       1997      1996       1995      1994
===================================================================================================
Net Asset Value, beginning
  of period                        $1.00000    $1.00000  $1.00000   $1.00000   $1.00000   $1.00000
Net investment income               0.01301     0.02990   0.02949    0.02936    0.03136    0.01954
Dividends from net
  investment income                (0.01301)   (0.02990) (0.02949)  (0.02936)  (0.03136)  (0.01954
---------------------------------------------------------------------------------------------------
Net Asset Value, end of period     $1.00000    $1.00000  $1.00000   $1.00000   $1.00000   $1.00000
===================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                $1,232,778  $1,094,732  $976,959   $941,691   $767,129   $684,687
Ratio of expenses to
  average net assets                  0.65%*      0.65%     0.65%      0.65%      0.65%      0.65%
Ratio of net investment income
  to average net assets               2.62%*      2.99%     2.95%      2.92%      3.15%      1.96%
Total return                          1.31%**     3.03%     2.99%      2.98%      3.18%      1.97%


Note: If agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly for the years after August 31, 1995, the net investment income per share and ratios would have been as follows:

Net investment income
  per share                        $0.01093    $0.02739  $0.02739   $0.02725   $0.02917   $0.01715
RATIOS:
Expenses to average net assets        0.85%*      0.85%     0.86%      0.86%      0.87%      0.88%
Net investment income to
  average net assets                  2.42%*      2.79%     2.74%      2.71%      2.93%      1.72%
===================================================================================================

*  Annualized
** Not Annualized

See notes to financial statements

CITIFUNDS NEW YORK TAX FREE RESERVES

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds New York Tax Free Reserves (the "Fund") is a separate non-diversified series of CitiFunds Multi-State Tax Free Trust (the "Trust") which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Adviser of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc. ("CFDBS") acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes Fund shares available to customers through various Shareholder Servicing Agents. Citibank is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, inc.
which was completed on October 8, 1998.
   The  preparation of financial  statements in accordance  with U.S.  generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The significant accounting policies consistently followed by the Fund are as follows:
   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.
   B. INTEREST INCOME Interest income consists of interest accrued and accretion of market discount less the amortization of any premium on the investments of the Fund.
   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 1998, the Fund, for federal income tax purposes, had a capital loss carryover of $89,691, $5,031 of which will expire on August 31, 1999, $18,487 will expire on August 31, 2005 and $66,173 will expire on August 31, 2006. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

CITIFUNDS NEW YORK TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.
   E. FEES PAID INDIRECTLY The Fund's custodian bank calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.
   F. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon, Eastern time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), on or prior to the last business day of the month.

3. INVESTMENT ADVISORY FEES The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $1,112,912 of which $499,590 was voluntarily waived for the six months ended February 28, 1999. The investment advisory fee is computed at the annual rate of 0.20% of the Fund's average daily net assets.

4. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan (the "Administrative Services Plan") which provides that the Trust on behalf of each fund may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such Plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.60% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the six months ended February 28, 1999, Management agreed to voluntarily limit Fund expenses to 0.65%.
   A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.25% of the Fund's average daily net assets. The Administrative fees amounted to $1,391,140 of which $319,969 was voluntarily waived for the

CITIFUNDS NEW YORK TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

   six months ended February 28, 1999. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers or a director of the Administrator or its affiliates.
   B. SHAREHOLDER SERVICING AGENTS FEES The Trust on behalf of the Fund has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agents fees amounted to $1,391,140 for the six months ended February 28, 1999.

5. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.10% of the Fund's average daily net assets. The Distribution fees amounted to $556,456 of which $273,186 was voluntarily waived for the six months ended February 28, 1999. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. The additional fee has not been assessed through February 28, 1999.

6. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

7. INVESTMENT TRANSACTIONS Purchases, and maturities and sales, of money market instruments aggregated $1,351,771,238 and $1,252,485,863, respectively, for the six months ended February 28, 1999.

8. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at February 28, 1999, for federal income tax purposes, amounted to $1,231,332,344.

CITIFUNDS NEW YORK TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)


9. LINE OF CREDIT The Fund, along with other CitiFunds, entered into an agreement with a bank which allows the funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 1999, the commitment fee allocated to the Fund was $1,631. Since the line of credit was established, there have been no borrowings.

                          THIS PAGE INTENTIONALLY LEFT BLANK.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., CHAIRMAN
Philip W. Coolidge*, PRESIDENT
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR

INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street,Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

THE CITIFUNDS FAMILY

  LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

  SMALL CAP STOCKS
o CitiFunds Small Cap Value Portfolio
o CitiFunds Small Cap Growth Portfolio

  INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio
o CitiFunds International Growth Portfolio

  GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

  BONDS
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds Intermediate Income Portfolio
o CitiFunds National Tax Free Income Portfolio
o CitiFunds New York Tax Free Income Portfolio
o CitiFunds California Tax Free Income Portfolio

  MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves
o CitiFunds New York Tax Free Reserves

  This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

  For more information contact your Service Agent or call 1-800-625-4554

  CitiFunds are made available by CFBDS, Inc. as distributor.


 (C)1999 Citicorp            R Printed on recycled paper             CFS/RNY/299

                                          SEMI-ANNUAL REPORT o FEBRUARY 28, 1999

     CitiFunds(SM)
--------------


          California
          Tax Free Reserves




-----------------------------------------------------------------------







MONEY MARKETS






--------------------------------------------------------------------------------
                              INVESTMENT PRODUCTS:
             NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS
CITIFUNDS CALIFORNIA TAX FREE RESERVES

Letter to Our Shareholders                                                     1
 ................................................................................
Portfolio Environment and Outlook                                              2
 ................................................................................
Fund Facts                                                                     3
 ................................................................................
Fund Performance                                                               4
 ................................................................................
Portfolio of Investments                                                       5
 ................................................................................
Statement of Assets and Liabilities                                            9
 ................................................................................
Statement of Operations                                                       10
 ................................................................................
Statement of Changes in Net Assets                                            11
 ................................................................................
Financial Highlights                                                          12
 ................................................................................
Notes to Financial Statements                                                 13
 ................................................................................

LETTER TO OUR SHAREHOLDERS


Dear Shareholder:
   The 6-month period ended February 28, 1999, was a good one for the U.S. economy and California's tax-exempt money market securities. Early in the period, concerns about the potential spread of the Asian currency and credit crisis to Latin America contributed to the Federal Reserve Board's decision to reduce key short-term interest rates three times between September and November. While this easing of monetary policy caused short-term money market yields to decline, very low inflation continued to support above-average REAL returns, which are nominal yields less the rate of inflation.

   In contrast, in both the taxable and tax-exempt markets, longer term fixed-income securities did not fare as well as money market securities. That's because longer term yields rose in response to reports of robust U.S. economic growth in the fourth quarter of 1998 and the first two months of 1999. When yields of longer term securities rise, their prices decline. Accordingly, money market funds such as CitiFunds California Tax Free Reserves generally performed better than longer term tax-exempt bond funds over the six-month period.

   Thank you for your continued confidence and participation.
Sincerely,

/s/ Philip W. Coolidge
----------------------

Philip W. Coolidge
President
March 22, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

   LOW INFLATION IN THE U.S. AND RECESSIONARY CONDITIONS IN SOME OVERSEAS ECONOMIES CONTRIBUTED TO LOWER YIELDS on tax-exempt money market securities. The financial crisis that began in Southeast Asia in mid-1997 spread to other emerging markets during the third quarter of 1998. Russia was forced by the credit crunch to devalue its currency and effectively defaulted on its government bonds. Similarly, the flight of foreign capital from Latin America adversely affected Brazil, which devalued its currency in January, 1999.

   Why did economic events overseas affect short-term securities issued by California and its municipalities? A major reason is that the Federal Reserve Board became concerned that the problems in the emerging markets might curtail exports of U.S. companies, which could, in turn, dampen domestic economic growth. To help stop the further spread of the Asian crisis and stimulate the U.S. economy, the Federal Reserve Board reduced key short-term interest rates in three steps between September and November.

   In anticipation of the Federal Reserve Board's action, WE BEGAN THE REPORTING PERIOD WITH THE PORTFOLIO'S AVERAGE MATURITY TOWARD THE LONG END OF ITS RANGE. In September, the average maturity reached 63 days. This strategy enabled us to capture higher yields for as long as practical while interest rates fell.

   As our holdings matured, we reinvested the proceeds in tax-exempt money market instruments with modestly shorter maturities. Consequently, the portfolio's average maturity gradually declined to about 48 days in February, enabling us to respond faster to opportunities for higher yields. Such opportunities arose in December, 1998, for example, when seasonal fund redemptions caused tax-exempt yields to rise temporarily before declining again in January.

   As we noted in our shareholder report six months ago, HIGH-QUALITY SHORT-TERM TAX-EXEMPT SECURITIES WERE RELATIVELY SCARCE IN 1998. That's because strong national and regional economies helped boost tax revenues, reducing the need for California municipalities to borrow to cover short-term operating expenses. In fact, issuance of short-term, tax-exempt notes declined about 25% nationally in 1998 from the previous year to its lowest level in more than 10 years.

   At the same time, demand for tax-exempt money market securities rose significantly in the second half of 1998. Dislocations in the world's stock markets triggered a "flight to quality" among domestic and foreign investors. Many domestic investors turned to tax-exempt money market funds as a safe harbor during this volatile time. The combination of reduced supply and increased demand made it more difficult to find attractive values in tax-exempt notes. As a result, WE CONTINUED TO FOCUS ON TAX-EXEMPT VARIABLE-RATE DEMAND NOTES (VRDNs), which are securitized and issued by investment banks. These "floaters" generally offered higher yields than other high-quality, short-term tax-exempt securities.

   Looking forward, we expect the U.S. economic expansion to continue throughout 1999. California and many of its municipalities have set aside reserves from the budget surpluses of the past few years. They expect to be well positioned should the rate of economic growth begin to moderate. At the same time, persistently low inflation should, in our view, prevent the Federal Reserve Board from raising short-term interest rates in 1999 in an attempt to forestall inflationary pressures.
2

   If our outlook is correct, tax-exempt money market yields should remain relatively stable over the foreseeable future, while longer term yields may rise modestly. We intend to continue to monitor economic influences carefully, with an eye toward adjusting our investment strategy in a way that attempts to capture the opportunities and reduce the risks of prevailing market conditions.

FUND FACTS

FUND OBJECTIVE
To provide its shareholders with high levels of current income exempt from both Federal and California personal income taxes*, preservation of capital and liquidity.

INVESTMENT MANAGER                       DIVIDENDS
Citibank, N.A                            Declared daily, paid monthly

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
March 10, 1992                           Distributed annually, if any

NET ASSETS AS OF 2/28/99                 BENCHMARKS
$323.5 million                           o Lipper California Tax Exempt Money
                                           Funds Average
                                         o IBC California Tax Free Money
                                           Funds Average

* A portion of the income may be subject to the Federal  Alternative Minimum Tax
  (AMT). Consult your personal tax advisor.

FUND PERFORMANCE

TOTAL RETURN

                                                                              SINCE
                                                                            MARCH 10,
ALL PERIODS ENDING FEBRUARY 28, 1999      SIX          ONE         FIVE        1992
(Unaudited)                              MONTHS**      YEAR        YEARS*   INCEPTION*
======================================================================================
Citifunds California Tax Free Reserves    1.26%        2.74%       3.00%       2.86%
Lipper California Tax Exempt Money
  Funds Average                           1.23%        2.62%       2.90%       2.68%


 * Average Annual Total Return
** Not Annualized
 + Since 2/29/92

7-DAY YIELDS
Annualized Current2.22%
Effective         2.24%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized, the income earned by the investment during that seven day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS CALIFORNIA TAX FREE
RESERVES VS. IBC CALIFORNIA TAX FREE MONEY FUNDS AVERAGE

As illustrated, CitiFunds California Tax Free Reserves generally provided a similar annualized seven-day yield to that of a comparable IBC Money Fund Average, as published in IBC Money Fund ReportTM, for the one-year period.

                        [FIGURES BELOW REPRESENTS CHART]

        IBC California Tax Free Funds Avg.      California Tax Free Res.
 3/3/98              0.0273                             0.0281
3/10/98              0.0238                             0.0259
3/17/98              0.0239                             0.0254
3/24/98              0.0269                             0.0276
3/31/98              0.0289                             0.0292
4/7/98               0.0286                             0.0293
4/14/98              0.0286                             0.0293
4/21/98              0.0314                             0.0316
4/28/98              0.0336                             0.0333
5/5/98               0.0326                             0.0323
5/12/98              0.0309                             0.0312
5/19/98              0.0313                             0.0314
5/26/98              0.0307                             0.0309
6/2/98               0.0307                             0.0311
6/9/98               0.0285                             0.0293
6/16/98              0.0286                             0.0292
6/23/98              0.0282                             0.0291
6/30/98              0.0286                             0.0294
7/7/98               0.0244                             0.0268
7/14/98              0.0236                             0.0258
7/21/98              0.0266                             0.0281
7/28/98              0.0273                             0.0291
8/4/98               0.0272                             0.0289
8/11/98              0.0233                             0.0259
8/18/98              0.0232                             0.0264
8/25/98              0.023                              0.0263
9/1/98               0.0242                             0.0263
9/8/98               0.0225                             0.0239
9/15/98              0.0237                             0.0259
9/22/98              0.0275                             0.0295
9/29/98              0.0298                             0.0311
10/6/98              0.0273                             0.0292
10/13/98             0.0249                             0.0268
10/20/98             0.0248                             0.0265
10/27/98             0.0239                             0.0259
11/3/98              0.024                              0.0256
11/10/98             0.0227                             0.0246
11/17/98             0.0241                             0.0256
11/24/98             0.0251                             0.0265
12/1/98              0.0245                             0.0255
12/8/98              0.0215                             0.0234
12/15/98             0.0235                             0.0247
12/22/98             0.0253                             0.0268
12/29/98             0.0276                             0.0289
1/5/99               0.0299                             0.0306
1/12/99              0.0233                             0.0252
1/19/99              0.0225                             0.0237
1/26/99              0.0215                             0.0232
2/2/99               0.0211                             0.0224
2/9/99               0.0171                             0.0191
2/16/99              0.0172                             0.0184
2/23/99              0.0199                             0.0209

Citifunds California Tax Free Feserves
IBC California Tax Free Money Funds Average

Note: Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

4

CITIFUNDS CALIFORNIA TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                      February 28, 1999

(Unaudited)
                                          PRINCIPAL
                                            AMOUNT
ISSUER                                  (000'S OMITTED)             VALUE
--------------------------------------------------------------------------------
TAX EXEMPT COMMERCIAL PAPER -- 20.3%
--------------------------------------------------------------------------------
Clipper Tax Exempt Trust,
  Certificates of
  Participation, AMT
  2.23% due 5/01/06                        $ 2,530                $ 2,530,000
Clipper Tax Exempt Trust,
  Certificates of
  Participation, AMT
  2.58% due 3/01/15                          4,470                  4,470,000
Clipper Tax Exempt Trust,
  Certificates of
  Participation, AMT
  2.33% due 8/01/26                          4,150                  4,150,000
Long Beach, CA, Harbor
  Authority, AMT,
  2.90% due 3/10/99                          2,000                  2,000,000
Long Beach, CA, Harbor
  Authority, AMT,
  2.45% due 5/06/99                          3,000                  3,000,000
Modesto California Irrigation
  District,
  2.20% due 3/05/99                         10,000                 10,000,000
Puttable Floating Option
  Tax Exempt Receipt,
  3.02% due 10/01/32                        22,670                 22,670,000
Riverside County, CA,
  Certificates of
  Participation,
  7.00% due 6/01/99                            450                    454,569
Sacramento County, CA,
  Municipal Utility District
  Electric Revenue,
  2.95% due 9/30/99                          5,000                  5,000,000
San Diego County, CA,
  Certificates of
  Participation,
  4.00% due 5/01/99                          2,675                  2,679,609
San Joaquin County, CA,
  Certificates of
  Participation,
  6.75% due 11/15/99                         2,500                  2,614,714
San Joaquin County, CA,
  Transportation Authority,
  2.60% due 7/08/99                          6,000                  6,000,000
                                                                   ----------
                                                                   65,568,892
                                                                   ==========

ANNUAL AND SEMI-ANNUAL TENDER REVENUE BONDS AND NOTES (PUTS) -- 17.7%
--------------------------------------------------------------------------------
California State,
  4.00% due 6/30/99                         10,000                 10,027,491
California State Pollution
  Control Finance Authority,
  3.10% due 11/15/99                         2,100                  2,103,646
Government Development
  Bank of Puerto Rico,
  2.85% due 3/05/99                          2,500                  2,500,000
Government Development
  Bank of Puerto Rico,
  2.35% due 3/10/99                          2,500                  2,500,000
Government Development
  Bank of Puerto Rico,
  2.35% due 5/10/99                          7,000                  7,000,000
Long Beach Harbor, CA,
  Revenue,
  7.10% due 5/15/99                          2,780                  2,800,744
Los Angeles, CA,
  Convention and Exhibition,
  6.60% due 8/15/99                          1,205                  1,225,034
Los Angeles, CA,
  Convention and Exhibition,
  7.38% due 8/15/99                          6,000                  6,203,847
Metropolitan Water District,
  SC, Waterworks Revenue,
  2.70% due 7/09/99                          2,000                  2,000,000
Pitney Bowes Credit Corp.,
  3.28% due 10/10/01                         5,677                  5,676,582
Puerto Rico Commonwealth,
  3.50% due 7/30/99                          5,000                  5,013,268
Puerto Rico Electric Power
  Authority,
  7.13% due 7/01/99                          5,595                  5,745,995
Puerto Rico Industrial
  Tourist Educational,
  2.20% due 10/01/21                         2,300                  2,300,000
San Francisco, CA,
  County Airports,
  2.40% due 4/07/99                          1,010                  1,010,000
San Francisco, CA, Revenue,
  5.50% due 10/01/99                           755                    765,821
Virgin Islands Public
  Finance Authority,
  6.50% due 10/01/99                           270                    275,341
Virgin Islands Public
  Finance Authority,
  7.65% due 10/01/99                           260                    266,861
                                                                   ----------
                                                                   57,414,630
                                                                   ==========

BOND, REVENUE, TAX AND REVENUE ANTICIPATION NOTES AND GENERAL OBLIGATION
  BONDS AND NOTES -- 11.1%
--------------------------------------------------------------------------------
Fremont, CA, Uniondale
  High School District,
  TRANs,
  3.90% due 6/30/99                          2,000                  2,001,403

CITIFUNDS CALIFORNIA TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS (Continued)                           February 28, 1999

(Unaudited)
                                          PRINCIPAL
                                            AMOUNT
ISSUER                                  (000'S OMITTED)             VALUE
--------------------------------------------------------------------------------
Kern County, CA,
  Board of Education,
  TRANs,
  4.25% due 6/30/99                        $ 3,000                $ 3,006,181
Los Angeles County, CA,
  Unified School, TRANs,
  4.50% due 6/30/99                          4,000                  4,010,597
North City West, CA,
  School Facility, G.O. Bonds,
  7.85% due 9/01/99                            455                    474,416
Oakland, CA, Unit School
  District, G.O. Bonds,
  3.25% due 11/09/99                           3,000                  3,009,091
Placer, CA, Unit High School
  District, G.O. Bonds,
  4.00% due 9/21/99                          2,000                  2,006,747
Sacramento County, CA,
  Office of Education, TRANs,
  4.25% due 3/17/99                          5,000                  5,002,166
San Diego, CA, Unit High
  School District, G.O. Bonds,
  4.50% due 10/01/99                         1,000                  1,008,897
San Diego, CA, TANs,
  4.50% due 9/30/99                          4,150                  4,178,678
San Diego, CA, TRANs
  7.75% due 4/01/99                          1,500                  1,506,152
San Francisco, CA, City and
  County, G.O. Bonds,
  4.50% due 6/15/99                          1,100                  1,105,363
Santa Barbara County, CA
  4.50% due 10/01/99                         1,000                  1,008,895
Santa Clara County, CA,
  G.O. Bonds,
  4.50% due 10/01/99                         4,400                  4,437,455
Tahoe Truckee, CA, Unit
  School District, G.O.
  Bonds,
  4.00% due 9/21/99                          3,000                  3,010,122
                                                                   ----------
                                                                   35,766,163
                                                                   ==========
VARIABLE RATE DEMAND NOTES* -- 51.6%
--------------------------------------------------------------------------------
ABN Amro Municipal
  Trust Receipts,
  due 7/05/06                                1,000                  1,000,000
Alameda County, CA,
  Industrial Development
  Authority, AMT,
  due 5/01/03                                1,800                  1,800,000
Alameda County, CA,
  Industrial Development
  Authority, AMT,
  due 7/01/27                                1,550                  1,550,000
Anaheim CA, Housing
  Authority, AMT,
  due 11/15/28                               1,500                  1,500,000
California Health Facilities
  Finance Authority,
  due 7/01/13                                  500                    500,000
California Health Facilities
  Finance Authority,
  due 12/01/15                                 500                    500,000
California Health Facilities
  Finance Authority,
  due 7/01/16                                  100                    100,000
California Health Facilities
  Finance Authority,
  due 3/01/20                                  350                    350,000
California Housing Finance
  Agency Revenue,
  due 3/12/99                                  880                    880,000
California Housing Finance
  Agency Revenue,
  due 5/06/99                                4,935                  4,935,000
California Pollution Control
  Finance Authority
  due 3/08/99                                3,550                  3,550,000
California Pollution Control
  Finance Authority,
  due 9/01/13                                1,100                  1,100,000
California State, due 3/05/99                3,000                  3,000,000
California State, due 5/06/99                5,000                  5,000,000
California State, G. O.
  Bonds, AMT,
  due 12/01/16                               4,000                  4,000,000
California Statewide
  Community Development,
  due 9/30/99                                6,000                  6,000,000
California Statewide
  Community Development,
  due 11/01/15                                 995                    995,000
California Statewide
  Community Development,
  due 12/01/22                               4,900                  4,900,000
California Statewide
  Community Development,
  due 6/01/26                                1,750                  1,750,000
California Statewide
  Community Development,
  due 8/15/27                                  400                    400,000

CITIFUNDS CALIFORNIA TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS (Continued)                           February 28, 1999

(Unaudited)
                                          PRINCIPAL
                                            AMOUNT
ISSUER                                  (000'S OMITTED)             VALUE
--------------------------------------------------------------------------------
California Transition
  Finance Authority,
  due 10/01/27                             $ 6,800                $ 6,800,000
Campbell County, CA,
  Industrial Development
  Authority, AMT,
  due 4/01/15                                  200                    200,000
Carlsbad, CA, Multi-Family
  Housing Revenue,
  due 6/01/11                                  400                    400,000
Chicago, IL, O' Hare
  International Airport
  Revenue, due 7/01/10                         500                    500,000
Clark County, NV,
  Airport Revenue,  AMT,
  due 7/01/28                                1,200                  1,200,000
Covina, CA, Redevelopment
  Agency Revenue,
  due 12/01/15                                 500                    500,000
Gordon County, GA,
  Development Authority,
  AMT, due 9/01/17                           1,000                  1,000,000
Henderson, NV, Health Care
  Facility Revenue,
  due 7/01/20                                2,000                  2,000,000
Illinois Health Facilities
  Authority, due 5/01/11                       100                    100,000
Irvine Ranch, CA,
  due 9/02/24                                5,000                  5,000,000
Irvine Ranch, CA,
  Water District,
  due 6/01/15                                  500                    500,000
Irvine Ranch, CA,
  Water District,
  due 9/01/06                                  600                    600,000
Jackson County, MS,
  Pollution Control,
  due 6/01/23                                3,800                  3,800,000
Kenton County, KY,
  Revenue, AMT,
  due 3/01/06                                1,000                  1,000,000
Kentucky State Turnpike
  Authority,
  due 7/01/03                                  395                    395,000
Los Angeles, CA,
  due 5/10/99                                2,500                  2,500,000
Los Angeles, CA,
  due 9/01/15                               10,515                 10,515,000
Los Angeles, CA,
  due 5/15/20                                1,200                  1,200,000
Los Angeles, CA,
  due 12/01/25                               1,600                  1,600,000
Los Angeles, CA, Wastewater
  Systems Revenue,
  due 6/01/28                                9,480                  9,480,000
Macon Trust Pool, AMT,
  due 12/05/30                               2,490                  2,490,000
Metropolitan Pier and
  Exploration Oil,
  due 12/15/19                               1,000                  1,000,000
Metropolitan Water District,
  SC, Waterworks Revenue,
  due 3/01/99                                  165                    165,000
Metropolitan Water District,
  SC, Waterworks Revenue,
  due 7/01/28                                7,300                  7,300,000
Mississippi Home Corp., AMT
  due 6/01/28                                  300                    300,000
Murray County, GA,
  Development Authority,
  AMT due 9/01/17                            1,000                  1,000,000
National City, CA,
  Community Development,
  due 4/01/39                                  500                    500,000
New Hampshire Health and
  Education,
  due 6/01/23                                1,300                  1,300,000
New York, NY, due 8/01/20                    5,100                  5,100,000
New York State Thruway
  Authority, General Revenue,
  due 1/01/27                                1,000                  1,000,000
Oakland, CA, Economic
  Development Revenue, AMT
  due 8/01/27                                1,220                  1,220,000
Pittsburgh, CA,
  Mortgage Obligation,
  due 12/30/31                               2,400                  2,400,000
Puerto Rico Commonwealth,
  due 7/01/20                                5,200                  5,200,000
Puerto Rico Commonwealth,
  Government Revenue,
  due 12/01/15                               3,400                  3,400,000
Puerto Rico Electric Power
  Authority,
  due 7/01/22                                  500                    500,000
Puerto Rico Public
  Finance Corp.,
  due 6/01/12                                4,015                  4,015,000
Richmond, VA, Redevelopment
  and Housing Authority,
  due 11/01/29                               1,600                  1,600,000
Riverside County, CA,
  Certificates of Participation,
  due 9/01/14                                  500                    500,000

CITIFUNDS CALIFORNIA TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS (Continued)                           February 28, 1999

(Unaudited)
                                          PRINCIPAL
                                            AMOUNT
ISSUER                                  (000'S OMITTED)             VALUE
--------------------------------------------------------------------------------
Riverside County, CA,
  Certificates of Participation,
  due 12/01/15                               $ 200                  $ 200,000
Saint Charles Parish, LA,
  Pollution,
  due 3/01/24                                6,200                  6,200,000
Saline County, NE, Solid
  Waste Disposal, AMT,
  due 10/01/16                               1,500                  1,500,000
San Antonio, TX, Electric &
  Gas Revenue,
  due 2/01/19                                1,100                  1,100,000
San Joaquin Hills, CA,
  Transportation Tolls,
  due 1/15/29                                3,940                  3,940,000
San Joaquin Hills, CA,
  Transportation Tolls,
  due 1/15/32                               10,115                 10,115,000
Sevier County, TN,
  Public Building Authority,
  due 6/01/09                                  440                    440,000
Sevier County, TN, Public
  Building Authority,
  due 6/01/17                                  175                    175,000
Sevier County, TN, Public
  Building Authority,
  due 6/01/21                                  600                    600,000
Shawnee, KS, Private
  Activity Revenue, AMT,
  due 12/01/16                               1,500                  1,500,000
Southern California Public
  Power Project Authority,
  due 7/01/12                                3,000                  3,000,000
Washington State, Health
  Care Facilities,
  due 10/01/05                                 200                    200,000
Washington State, Public
  Power Supply
  due 7/01/17                                1,000                  1,000,000
Water and Power, LA
  due 5/07/99                                2,000                  2,000,000
Westminster, CA,
  Redevelopment Tax
  Allocation,
  due 8/01/27                                2,905                  2,905,000
                                                                  -----------
                                                                  166,965,000
                                                                  ===========
TOTAL INVESTMENTS,
  AT AMORTIZED
  COST                                       100.7%               325,714,685
OTHER ASSETS, LESS
  LIABILITIES                                 (0.7)                (2,217,040)
                                             -----                ===========
Net Assets                                   100.0%              $323,497,645
                                             =====               ============

AMT - Subject to Alternative Minimum Tax
P* Variable rate demand notes have a demand feature under which the fund could tender them back to the issuer on no more than 7 day's notice.

See notes to financial statements

CITIFUNDS CALIFORNIA TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS (Continued)
FEBRUARY 28, 1999 (Unaudited)
================================================================================
ASSETS:
Investments, at amortized cost (Note 1A)                         $325,714,685
Interest receivable                                                 2,378,502
Receivable for shares of beneficial interest sold                      11,500
--------------------------------------------------------------------------------
  Total assets                                                    328,104,687
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                     328,893
Payable for shares of beneficial interest repurchased               4,068,574
Payable to affiliates:
  Investment advisory fees (Note 3)                                    31,801
  Shareholder servicing agents' fees (Note 4B)                         61,491
Accrued expenses and other liabilities                                116,283
--------------------------------------------------------------------------------
  Total liabilities                                                 4,607,042
--------------------------------------------------------------------------------
NET ASSETS for 323,500,977 shares of beneficial interest
  outstanding                                                    $323,497,645
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                  $323,500,977
Accumulated net realized loss on investments                           (3,332)
--------------------------------------------------------------------------------
  Total                                                          $323,497,645
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE          $1.00
================================================================================
See notes to financial statements

CITIFUNDS CALIFORNIA TAX FREE RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999 (Unaudited)
================================================================================
INTEREST INCOME (Note 1B):                                          $4,779,891
EXPENSES
Administrative fees (Note 4A)                           $ 377,582
Shareholder Servicing Agents' fees (Note 4B)              377,582
Investment Advisory fees (Note 3)                         302,066
Distribution fees (Note 5)                                151,033
Custody and fund accounting fees                           53,238
Audit fees                                                 17,300
Legal fees                                                 11,685
Trustees' fees                                             10,298
Shareholder reports                                         9,188
Registration fees                                           6,725
Transfer agent fees                                         5,000
Miscellaneous                                               5,746
--------------------------------------------------------------------------------
  Total expenses                                        1,327,443
Less aggregate amounts waived by Investment Adviser,
  Administrator, and Distributor (Notes 3, 4A and 5)     (341,969)
Less fees paid indirectly (Note 1E)                        (4,017)
--------------------------------------------------------------------------------
  Net expenses                                                         981,457
--------------------------------------------------------------------------------
Net Investment Income                                                3,798,434
NET REALIZED GAIN ON INVESTMENTS                                         6,632
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $3,805,066
================================================================================
See notes to financial statements

CITIFUNDS CALIFORNIA TAX FREE RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                SIX MONTHS ENDED     YEAR ENDED
                                                FEBRUARY 28. 1999    AUGUST 31,
                                                   (Unaudited)          1998
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                              $ 3,798,434      $ 7,243,957
Net realized gain (loss) on investments                  6,632           (2,205)
--------------------------------------------------------------------------------
  Net increase in net assets resulting
    from operations                                  3,805,066        7,241,752
--------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                               (3,798,434)      (7,243,957)
--------------------------------------------------------------------------------
TRANSACTIONS  IN SHARES OF  BENEFICIAL
INTEREST AT NET ASSET VALUE OF $1.00 PER
SHARE (Note 6):
Proceeds from sale of shares                       249,478,953      420,217,573
Net asset value of shares issued to shareholders
  from reinvestment of dividends                       538,964        1,145,435
Cost of shares repurchased                        (212,154,972)    (343,078,029)
--------------------------------------------------------------------------------
Net increase in net assets from transactions in
  shares of beneficial interest                     37,862,945       78,284,979
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                          37,869,577       78,282,774
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                285,628,068      207,345,294
--------------------------------------------------------------------------------
End of period                                     $323,497,645     $285,628,068
================================================================================
See notes to financial statements

CITIFUNDS CALIFORNIA TAX FREE RESERVES
FINANCIAL HIGHLIGHTS


                     SIX MONTHS ENDED
                     FEBRUARY 28, 1999              YEAR ENDED AUGUST 31,
                                        -------------------------------------------------
                        (Unaudited)     1998       1997      1996       1995      1994
=========================================================================================

Net Asset Value,
  beginning of period    $1.00000     $1.00000   $1.00000   $1.00000  $1.00000   $1.00000
Net investment income     0.01251      0.02928    0.02899    0.03089   0.03434    0.02288
Less dividends from net
  investment income      (0.01251)    (0.02928)  (0.02899)  (0.03089) (0.03434)  (0.02288)
-----------------------------------------------------------------------------------------
Net Asset Value,
  end of period          $1.00000     $1.00000   $1.00000   $1.00000  $1.00000   $1.00000
=========================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  period(000's omitted)  $323,498     $285,628   $207,345   $150,557     $51,832  $52,863
Ratio of expenses to
  average net assets        0.65%*       0.65%      0.65%      0.42%       0.30%    0.25%
Ratio of net investment
  income to average
  net assets                2.51%*       2.92%      2.91%      3.05%       3.43%    2.30%
Total return                1.26%**      2.97%      2.94%      3.13%       3.49%    2.31%


Note: If Agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the period indicated and the Administrator had not voluntarily assumed expenses for the periods before August 31, 1996, and the expenses were not reduced for the fees paid indirectly for the years after August 31, 1995, the ratios and net investment income per share would have been as follows:


Net investment income
  per share              $0.01144     $0.02687   $0.02630   $0.02481    $0.02513 $0.01423
RATIOS:
Expenses to average
  net asset                s0.88%       *0.90%      0.92%      1.01%       1.21%    1.12%
Net investment income to
  average net assets        2.28%*       2.67%      2.64%      2.45%       2.51%    1.43%
-----------------------------------------------------------------------------------------
 * Annualized
** Not Annualized

See notes to financial statements


CITIFUNDS CALIFORNIA TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds California Tax Free Reserves (the "Fund") is a separate non-diversified series of CitiFunds Multi-State Tax Free Trust (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Adviser of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc. ("CFBDS"), the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes shares available to customers through various Shareholder Servicing Agents. Citibank is a wholly owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.
     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The significant accounting policies consistently followed by the Fund are as follows:

   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.
   B. INTEREST INCOME Interest income consists of interest accrued and accretion of market discount, less the amortization of any premium on the investments of the Fund.
   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 1998, the Fund, for federal income tax purposes, had a capital loss carryover of $7,774, of which $5,710 will expire August 31, 2004 and $2,064 will expire August 31, 2006. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax.
   Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust

CITIFUNDS CALIFORNIA TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly.
Expenses directly attributable to a fund are charged to that fund.
   E. FEES PAID Indirectly The Fund's custodian bank calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.
   F. OTHER Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon, Eastern standard time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), on or prior to the last business day of the month.
3. INVESTMENT ADVISORY FEES THE INVESTMENT advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $302,066 of which $113,876 was voluntarily waived for the six months ended February 28, 1999. The investment advisory fee is computed at the annual rate of 0.20% of the Fund's average daily net assets.
4. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan (the "Administrative Services Plan") which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.60% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the six months ended February 28, 1999, Management agreed to voluntarily limit Fund expenses to 0.65%.
   A.  Administrative  Fees  Under  the  terms  of  an  Administrative  Services
Agreement, CFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is computed at the annual rate of 0.25% of the Fund's average daily net assets. The Administrative fees amounted to $377,582 of which $113,876 was voluntarily waived for the six months ended February 28, 1999. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation

CITIFUNDS CALIFORNIA TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.
   B. Shareholder Servicing Agent Fees The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agent fees amounted to $377,582 for the six months ended February 28, 1999.

5. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.10% of the Fund's average daily net assets. The Distribution fees amounted to $151,033, of which $114,217 was voluntarily waived for the six months ended February 28, 1999. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. The additional fee has not been assessed through February 28, 1999.

6. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

7. INVESTMENT TRANSACTIONS Purchases, and maturities and sales, of money market instruments aggregated $473,330,947 and $434,461,527, respectively, for the six months ended February 28, 1999.

8. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at February 28, 1999 for federal income tax purposes, amounted to $325,714,685.

9. LINE OF CREDIT The Fund, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For six months ended February 28, 1999, the commitment fee allocated to the Fund was $431. Since the line of credit was established there have been no borrowings.

                      This page intentionally left blank.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., CHAIRMAN
Philip W. Coolidge*, PRESIDENT
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR

INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street,  5th Floor,  Boston,  MA 02109 (617) 423-1679

TRANSFER  AGENT AND  CUSTODIAN
State Street Bank and Trust Company 225 Franklin
Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP 125 Summer Street,  Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP 150 Federal Street, Boston, MA 02110

         THE CITIFUNDS FAMILY

         LARGE CAP STOCKS
      c  CitiFunds Growth & Income Portfolio
      o  CitiFunds Large Cap Growth Portfolio

         SMALL CAP STOCKS
      o  CitiFunds Small Cap Value Portfolio
      o  CitiFunds Small Cap Growth  Portfolio

         INTERNATIONAL  STOCKS
      o  CitiFunds  International  Growth & Income Portfolio
      o  CitiFunds International Growth Portfolio

         GROWTH WITH INCOME
      o  CitiFunds Balanced Portfolio

         BONDS
      o  CitiFunds Short-Term U.S. Government Income Portfolio
      o  CitiFunds Intermediate Income Portfolio
      o  CitiFunds National Tax Free Income Portfolio
      o  CitiFunds New York Tax Free Income Portfolio
      o  CitiFunds California Tax Free Income Portfolio

         MONEY MARKETS
      o  CitiFunds Cash Reserves
      o  CitiFunds U.S. Treasury Reserves
      o  CitiFunds Tax Free Reserves
      o  CitiFunds California Tax Free Reserves
      o  CitiFunds Connecticut Tax Free Reserves
      o  CitiFunds New York Tax Free Reserves

         This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

         For more information contact your Service Agent or call 1-800-625-4554

         CitiFunds are made available by CFBDS, Inc. as distributor.

                                          SEMI-ANNUAL REPORT o FEBRUARY 28, 1999


     CITIFUNDS
--------------



          Connecticut
          Tax Free Reserves




--------------------------------------------------------------------



                               [GRAPHIC OMITTED]





MONEY MARKETS



--------------------------------------------------------------------------------
                              INVESTMENT PRODUCTS:
             NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS
CITIFUNDS CONNECTICUT TAX FREE RESERVES

Letter to Our Shareholders                                                     1
 ................................................................................
Portfolio Environment and Outlook                                              2
 ................................................................................
Fund Facts                                                                     3
 ................................................................................
Fund Performance                                                               4
 ................................................................................
Portfolio of Investments                                                       5
 ................................................................................
Statement of Assets and Liabilities                                            9
 ................................................................................
Statement of Operations                                                       10
 ................................................................................
Statement of Changes in Net Assets                                            11
 ................................................................................
Financial Highlights                                                          12
 ................................................................................
Notes to Financial Statements                                                 13
 ................................................................................

LETTER TO OUR SHAREHOLDERS


Dear Shareholder:

   The 6-month period ended February 28, 1999, was a good one for the U.S. economy and Connecticut's tax-exempt money market securities. Early in the period, concerns about the potential spread of the Asian currency and credit crisis to Latin America contributed to the Federal Reserve Board's decision to reduce key short-term interest rates three times between September and November. While this easing of monetary policy caused short-term money market yields to decline, very low inflation continued to support above-average REAL returns, which are nominal yields less the rate of inflation.

   In contrast, in both the taxable and tax-exempt markets, longer term fixed-income securities did not fare as well as money market securities. That's because longer term yields rose in response to reports of robust U.S. economic growth in the fourth quarter of 1998 and the first two months of 1999. When yields of longer term securities rise, their prices decline. Accordingly, money market funds such as CitiFunds Connecticut Tax Free Reserves generally performed better than longer term tax-exempt bond funds over the six-month period.

   Thank you for your continued confidence and participation.

Sincerely,

/s/ Philip W. Coolidge
----------------------

Philip W. Coolidge
President
March 22, 1999

   PORTFOLIO ENVIRONMENT AND OUTLOOK

   LOW INFLATION IN THE U.S. AND RECESSIONARY CONDITIONS IN SOME OVERSEAS ECONOMIES CONTRIBUTED TO LOWER YIELDS on tax-exempt money market securities. The financial crisis that began in Southeast Asia in mid-1997 spread to other emerging markets during the third quarter of 1998. Russia was forced by the credit crunch to devalue its currency and effectively defaulted on its government bonds. Similarly, the flight of foreign capital from Latin America adversely affected Brazil, which devalued its currency in January, 1999.

   Why did economic events overseas affect short-term securities issued by Connecticut and its municipalities? A major reason is that the Federal Reserve Board became concerned that the problems in the emerging markets might curtail exports of U.S. companies, which could, in turn, dampen domestic economic growth. To help stop the further spread of the Asian crisis and stimulate the U.S. economy, the Federal Reserve Board reduced key short-term interest rates in three steps between September and November.

   In anticipation of the Federal Reserve Board's action, WE BEGAN THE REPORTING PERIOD WITH THE PORTFOLIO'S AVERAGE MATURITY TOWARD THE LONG END OF ITS RANGE. Early in the reporting period, the average maturity reached 74 days. This strategy enabled us to capture higher yields for as long as practical while interest rates fell.

   As our holdings matured, we reinvested the proceeds in tax-exempt money market instruments with modestly shorter maturities. Consequently, the Portfolio's average maturity gradually declined over the six months to about 54 days, enabling us to respond faster to opportunities for higher yields. Such opportunities arose in December, 1998, for example, when seasonal fund redemptions caused tax-exempt yields to rise temporarily before declining again in January.

   As we noted in our shareholder report six months ago, SHORT-TERM TAX-EXEMPT SECURITIES WERE RELATIVELY SCARCE IN 1998. That's because strong national and regional economies helped boost tax revenues, reducing the need for Connecticut municipalities to borrow to cover short-term operating expenses. In fact, issuance of short-term, tax-exempt notes declined about 25% nationally in 1998 from the previous year to its lowest level in more than 10 years.

   At the same time, demand for tax-exempt money market securities rose significantly in the second half of 1998. Dislocations in the world's stock markets triggered a "flight to quality" among domestic and foreign investors. Many domestic investors turned to tax-exempt money market funds as a safe harbor during this volatile time. The combination of reduced supply and increased demand made it more difficult to find attractive values in tax-exempt notes.

   As a result, WE CONTINUED TO FOCUS ON TAX-EXEMPT VARIABLE-RATE DEMAND NOTES (VRDNs), which are securitized and issued by investment banks. These "floaters" generally offered higher yields than other high-quality, short-term tax-exempt securities. We also found relatively attractive values in the secondary market.

   Looking forward, we expect the U.S. economic expansion to continue throughout 1999. The state and many Connecticut municipalities have set aside reserves from the budget surpluses of the past few years. They expect to be well positioned should the rate of economic growth begin to moderate. At the same time, persistently low inflation should, in our view, prevent the Federal Reserve Board from raising short-term interest rates in 1999 in an attempt to forestall inflationary pressures.

   If our outlook is correct, tax-exempt money market yields should remain relatively stable over the foreseeable future, while longer term yields may rise modestly. We intend to continue to monitor economic influences carefully, with an eye toward adjusting our investment strategy in a way that attempts to capture the opportunities and reduce the risks of prevailing market conditions.

FUND FACTS

FUND OBJECTIVE
To provide its shareholders with high levels of current income exempt from both Federal and Connecticut personal income taxes,* preservation of capital and liquidity.

INVESTMENT ADVISER                       DIVIDENDS
Citibank, N.A.                           Declared daily, paid monthly

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
December 1, 1993                         Distributed annually, if any

NET ASSETS AS OF 2/28/99                 BENCHMARKS
$176.9 million                           o Lipper Connecticut Tax Exempt
                                           Money Funds Average
                                         o IBC Connecticut Tax Free Money
                                           Funds Average




* A portion of the income may be subject to the Federal  Alternative Minimum Tax
  (AMT). Consult your personal tax advisor.

FUND PERFORMANCE

TOTAL RETURNS

                                                                                   SINCE
                                                         SIX          ONE     DECEMBER 1, 1993
ALL PERIODS ENDED FEBRUARY 28, 1999 (Unaudited)        MONTHS**       YEAR       INCEPTION*
==============================================================================================
CitiFunds Connecticut Tax Free Reserves                 1.30%         2.85%        3.02%
Lipper Connecticut Tax Exempt Money Funds Average       1.27%         2.64%        2.75%

 * Average Annual Total Return
** Not Annualized
 + Since 11/30/93

7-DAY YIELDS
Annualized Current  2.37%
Effective           2.40%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized, the income earned by the investment during that seven day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS CONNECTICUT TAX FREE
RESERVES VS. IBC CONNECTICUT TAX FREE MONEY FUNDS AVERAGE

As illustrated, CitiFunds Connecticut Tax Free Reserves provided a similar annualized seven-day yield to that of a comparable IBC Money Fund Average, as published in IBC's Money Fund ReportTM, for the one-year period.

                      [FIGRUES BELOW REPRESENT LINE CHART]

Date       IBC Connecticut        Connecticut Tax           IBC Connecticut      Connecticut Tax
          Tax Free Funds Avg.        Free Res.            Tax Free Funds Avg.       Free Res.
3/3/98         2.67%                   2.86%                    0.0267               0.0286
3/10/98        2.39%                   2.56%                    0.0239               0.0256
3/17/98        2.38%                   2.57%                    0.0238               0.0257
3/24/98        2.65%                   2.81%                    0.0265               0.0281
3/31/98        2.84%                   2.98%                    0.0284               0.0298
4/7/98         2.80%                   2.59%                    0.028                0.0259
4/14/98        2.80%                   2.95%                    0.028                0.0295
4/21/98        3.05%                   3.17%                    0.0305               0.0317
4/28/98        3.27%                   3.46%                    0.0327               0.0346
5/5/98         3.17%                   3.24%                    0.0317               0.0324
5/12/98        3.01%                   3.10%                    0.0301               0.031
5/19/98        3.00%                   3.13%                    0.03                 0.0313
5/26/98        2.95%                   3.06%                    0.0295               0.0306
6/2/98         2.97%                   3.09%                    0.0297               0.0309
6/9/98         2.83%                   2.95%                    0.0283               0.0295
6/16/98        2.84%                   2.95%                    0.0284               0.0295
6/23/98        2.81%                   2.96%                    0.0281               0.0296
6/30/98        2.79%                   2.96%                    0.0279               0.0296
7/7/98         2.52%                   2.99%                    0.0252               0.0299
7/14/98        2.50%                   2.94%                    0.025                0.0294
7/21/98        2.74%                   3.11%                    0.0274               0.0311
7/28/98        2.80%                   3.16%                    0.028                0.0316
8/4/98         2.78%                   3.11%                    0.0278               0.0311
8/11/98        2.52%                   2.94%                    0.0252               0.0294
8/18/98        2.61%                   2.97%                    0.0261               0.0297
8/25/98        2.61%                   2.98%                    0.0261               0.0298
9/1/98         2.62%                   2.95%                    0.0262               0.0295
9/8/98         2.39%                   2.54%                    0.0239               0.0254
9/15/98        2.56%                   2.69%                    0.0256               0.0269
9/22/98        2.86%                   3.01%                    0.0286               0.0301
9/29/98        3.03%                   3.15%                    0.0303               0.0315
10/6/98        2.79%                   3.03%                    0.0279               0.0303
10/13/98       2.58%                   2.83%                    0.0258               0.0283
10/20/98       2.57%                   2.75%                    0.0257               0.0275
10/27/98       2.49%                   2.69%                    0.0249               0.0269
11/3/98        2.46%                   2.67%                    0.0246               0.0267
11/10/98       2.39%                   2.58%                    0.0239               0.0258
11/17/98       2.45%                   2.65%                    0.0245               0.0265
11/24/98       2.54%                   2.75%                    0.0254               0.0275
12/1/98        2.44%                   2.67%                    0.0244               0.0267
12/8/98        2.22%                   2.39%                    0.0222               0.0239
12/15/98       2.38%                   2.53%                    0.0238               0.0253
12/22/98       2.52%                   2.70%                    0.0252               0.027
12/29/98       2.69%                   2.84%                    0.0269               0.0284
1/5/99         2.86%                   2.99%                    0.0286               0.0299
1/12/99        2.37%                   2.57%                    0.0237               0.0257
1/19/99        2.28%                   2.46%                    0.0228               0.0246
1/26/99        2.19%                   2.44%                    0.0219               0.0244
2/2/99         2.14%                   2.37%                    0.0214               0.0237
2/9/99         1.83%                   2.05%                    0.0183               0.0205
2/16/99        1.81%                   2.01%                    0.0181               0.0201
2/23/99        2.03%                   2.23%                    0.0203               0.0223

Note: Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS CONNECTICUT TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                      February 28, 1999

(Unaudited)

                                               PRINCIPAL
                                                AMOUNT
ISSUER                                      (000'S OMITTED)                VALUE
--------------------------------------------------------------------------------
TAX EXEMPT COMMERCIAL PAPER -- 5.4%
--------------------------------------------------------------------------------
Connecticut State Health
  and Educational Facilities,
  2.60% due 5/11/99                                     $   800     $    800,000
Connecticut State Housing
  Financial Authority, AMT,
  2.95% due 3/09/99                                         960          960,000
Government Development
  Bank, Puerto Rico,
  2.35% due 5/10/99                                       2,000        2,000,000
Government Development
  Bank, Puerto Rico,
  2.50% due 6/08/99                                       3,000        3,000,000
Government Development
  Bank, Puerto Rico,
  2.65% due 7/09/99                                       2,836        2,836,000
                                                                    ------------
                                                                       9,596,000
                                                                    ------------

BOND, REVENUE, TAX, TAX AND REVENUE
ANTICIPATION NOTES AND GENERAL
OBLIGATION BONDS AND NOTES -- 6.2%
--------------------------------------------------------------------------------
East Lyme, CT, BANs,
  4.25% due 3/01/99                                       100            100,000
Groton City, CT, BANs,
  3.75% due 10/15/99                                      250            250,839
Guilford, CT, BANs,
  3.75% due 8/17/99                                     1,000          1,000,891
Middlebury, CT, BANs,
  3.74% due 3/09/99                                       630            630,005
Naugatuck, CT, BANs,
  3.74% due 8/11/99                                       250            250,075
Newtown, CT, BANs,
  4.00% due 6/15/99                                       500            501,537
Newtown, CT, BANs,
  4.00% due 6/17/99                                       465            465,464
Oxford, CT, G. O.,
  3.25% due 5/04/99                                     3,400          3,402,076
Puerto Rico
  Commonwealth, BANs,
  3.50% due 7/30/99                                     2,000          2,005,307
Stratford, CT, BANs,
  4.00% due 6/16/99                                     2,000          2,002,264
Tolland, CT, BANs,
  6.00% due 6/01/99                                       400            402,464
                                                                    ------------
                                                                      11,010,922
                                                                    ------------

ANNUAL AND SEMI-ANNUAL TENDER REVENUE
BONDS AND NOTES (PUTS) -- 32.3%
--------------------------------------------------------------------------------
Branford, CT,
  6.00% due 6/15/99                                        500           504,224
Bristol, CT,
  5.40% due 6/15/99                                        150           150,677
Connecticut State,
  5.00% due 3/15/99                                        750           750,572
Connecticut State,
  5.70% due 3/15/99                                      2,500         2,501,868
Connecticut State,
  5.20% due 5/01/99                                      2,215         2,221,477
Connecticut State,
  6.80% due 9/15/99                                      1,000         1,021,430
Connecticut State,
  6.00% due 12/01/99                                     2,000         2,047,417
Connecticut State
  Clean Water Fund,
  4.90% due 4/01/99                                        200           200,250
Connecticut State
  Clean Water Fund,
  5.25% due 8/01/99                                        500           503,773
Connecticut State Health
  and Educational Facilities,
  7.25% due 7/01/99                                      2,620         2,705,719
Connecticut State
  Second Injury Fund,
  2.75% due 5/07/99                                      2,000         2,000,000
Connecticut State
  Special Assessment
  Unemployment,
  4.50% due 5/15/99                                      3,040         3,047,839
Connecticut State
  Special Assessment
  Unemployment,
  4.50% due 11/15/99                                       350           353,383
Connecticut State
  Special Assessment
  Unemployment,
  5.00% due 11/15/99                                     1,625         1,649,932
Connecticut State
  Special Tax Obligation,
  5.10% due 6/01/99                                        300           301,331
Connecticut State
  Special Tax Obligation,
  4.25% due 10/01/99                                       250           251,860
Connecticut State
  Special Tax Obligation,
  6.50% due 7/01/99                                        950           979,124
Danbury, CT,
  5.50% due 8/01/99                                      1,120         1,128,912
Darien, CT,
  6.25% due 8/15/99                                        280           283,692
Easton, CT,
  5.00% due 2/01/00                                        325           331,011

CITIFUNDS CONNECTICUT TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                      (Continued)     February 28, 1999

(Unaudited)

                                                      PRINCIPAL
                                                        AMOUNT
ISSUER                                              (000'S OMITTED)        VALUE
--------------------------------------------------------------------------------
Guilford, CT,
  5.10% due 10/15/99                                   $   250        $  253,524
Hartford, CT,
  6.375% due 10/01/99                                      600           610,119
Litchfield, CT,
  3.20% due 10/21/99                                     1,300         1,301,613
Manchester, CT,
  4.00% due 7/08/99                                        637           637,869
Middletown, CT,
  6.00% due 4/15/99                                        200           200,776
Milford, CT,
  4.00% due 11/01/99                                       145           145,950
Milford, CT,
  3.50% due 11/15/99                                       310           311,071
Monroe, CT,
  3.25% due 10/27/99                                     1,810         1,814,174
New Britain, CT,
  3.70% due 4/13/99                                        200           200,018
New Fairfield, CT,
  4.40% due 3/15/99                                        185           185,041
New Fairfield, CT,
  3.25% due 8/02/99                                        815           816,177
New Fairfield, CT,
  3.50% due 8/15/99                                        420           420,746
New Milford, CT,
  6.00% due 1/15/00                                      1,000         1,025,187
Puerto Rico
  Commonwealth,
  7.70% due 7/01/99                                        500           514,795
Puerto Rico Public Buildings
  Authority Revenue,
  6.85% due 7/01/99                                      1,700         1,718,256
Regional School District
  No. 5, CT,
  3.50% due 3/01/99                                        630           630,000
Shelton, CT,
  3.25% due 12/01/99                                     2,000         2,005,853
Simsbury, CT,
  6.90% due 4/15/99                                        500           502,378
Somers, CT,
  3.25% due 7/15/99                                      1,400         1,401,796
South Central
  Connecticut Regulation
  Water Authority,
  4.00% due 7/28/99                                      3,000         3,005,035
South Central
  Connecticut Regulation
  Water Authority,
  5.00% due 8/01/99                                        125           126,048
Stamford, CT,
  7.00% due 3/15/99                                      1,325         1,326,822
Stonington, CT,
  3.40% due 5/20/99                                      3,500         3,503,036
Tolland, CT,
  4.10% due 6/10/99                                        227           227,242
Torrington, CT,
  3.50% due 8/17/99                                      3,000         3,006,800
University of Puerto Rico,
  University Revenue,
  6.00% due 6/01/99                                      1,000         1,007,883
Wallingford, CT,
  5.55% due 6/15/99                                        700           705,216
Watertown, CT,
  6.00% due 9/15/99                                        710           719,951
West Hartford, CT,
  4.00% due 9/15/99                                        900           905,978
West Haven, CT,
  3.25% due 2/01/00                                      2,305         2,313,805
Weston, CT,
  4.40% due 4/15/99                                        680           680,652
Westport, CT,
  5.75% due 6/25/99                                      1,675         1,677,498
Woodbridge, CT,
  6.00% due 10/15/99                                       245           249,449
                                                                    ------------
                                                                      57,085,249
                                                                    ------------
VARIABLE RATE DEMAND NOTES* -- 57.6%
--------------------------------------------------------------------------------
 Alaska State Housing
  Authority, due 12/01/36                                  300          300,000
Beloit, KS, Industrial Revenue,
  AMT, due 12/01/16                                        900           900,000
Campbell County, VA,
  Industrial Development,
  AMT, due 4/01/15                                         500           500,000
Chesterfield County, VA,
  Industrial Development,
  due 2/01/03                                            1,400         1,400,000
Chicago, IL, due 1/01/27                                 1,100         1,100,000
Clark County, NV,
  Airport Revenue, AMT,
  due 7/01/28                                            1,600         1,600,000
Coastal Bend Health
  Facilities, due 8/15/28                                1,000         1,000,000
Cobb County, GA,
  Development Authority,
  due 8/01/99                                              690           690,000
Connecticut State,
  due 8/01/12                                            1,800         1,800,000
Connecticut State
  Development Authority
  Revenue, AMT,
  due 6/01/13                                            4,000         4,000,000

CITIFUNDS CONNECTICUT TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                      February 28, 1999

(Unaudited)

                                                      PRINCIPAL
                                                       AMOUNT
ISSUER                                             (000'S OMITTED)         VALUE
--------------------------------------------------------------------------------
Connecticut State
  Development Authority
  Revenue, AMT,
  due 6/01/18                                     $    $ 1,100       $ 1,100,000
Connecticut State
  Development Authority
  Revenue, due 10/01/23                                  3,925         3,925,000
Connecticut State Health
  and Educational Facilities,
  due 7/01/13                                            1,500         1,500,000
Connecticut State Health
  and Educational Facilities,
  due 7/01/22                                            1,600         1,600,000
Connecticut State Health
  and Educational Facilities,
  due 7/01/27                                            2,000         2,000,000
Connecticut State Health
  and Educational Facilities,
  due 7/01/29                                            1,500         1,500,000
Connecticut State Health
  and Educational Facilities,
  due 6/10/30                                           13,200        13,200,000
Connecticut State Housing
  Finance Authority,
  due 5/15/17                                            4,095         4,095,000
Connecticut State Housing
  Finance Authority, AMT,
  due 11/15/27                                           1,880         1,880,000
Connecticut State Housing
  Finance Authority,
  due 11/15/28                                           2,500         2,500,000
Connecticut State
  Special Tax Obligation,
  due 12/01/10                                           3,400         3,400,000
Connecticut State
  Special Tax Obligation,
  due 11/01/17                                           2,000         2,000,000
Hartford, CT,
  Redevelopment Agency,
  due 6/01/20                                            2,000         2,000,000
Illinois Health Facilities
  Authority Revenue,
  due 5/01/11                                              200           200,000
Illinois Health Facilities
  Authority Revenue,
  due 1/01/20                                            1,300         1,300,000
Jackson County, MS,
  Pollution Control,
  due 6/01/23                                            1,600         1,600,000
Long Island Power
  Authority, NY,
  due 5/01/33                                            1,700         1,700,000
Los Angeles, CA,
  Regional Airport Lease,
  due 12/01/25                                             300           300,000
Macon Trust Pooled
  Variable Rate Certificates,
  due 3/03/07                                            5,250         5,250,000
Macon Trust Pooled
  Variable Rate Certificates,
  AMT, due 12/05/30                                      2,125         2,125,000
Maryland State
  Community Development
  Administration,
  due 4/01/25                                              720           720,000
Mississippi Home Corp.,
  AMT, due 6/01/28                                       2,100         2,100,000
Morgan Keegan Municipal
  Trust Receipts, AMT,
  due 5/06/99                                               60            60,000
New York State Dormitory
  Authority Revenue,
  due 2/15/23                                            2,600         2,600,000
New York State
  Energy Research
  and Development,
  due 7/01/27                                            1,600         1,600,000
New York State Jobs
  Development Authority,
  AMT, due 3/01/03                                         500           500,000
New York State
  Medical Care Facilities,
  due 8/15/22                                              200           200,000
New York State
  Thruway Authority,
  due 1/01/27                                            1,400         1,400,000
Puerto Rico Commonwealth,
  due 7/01/20                                            1,900         1,900,000
Puerto Rico Commonwealth
  Highway, due 7/01/28                                     800           800,000

CITIFUNDS CONNECTICUT TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                      (Continued)     February 28, 1999

(Unaudited)

                                                      PRINCIPAL
                                                        AMOUNT
ISSUER                                              (000'S OMITTED)        VALUE
--------------------------------------------------------------------------------
Puerto Rico Electrical
  Power Authority,
  due 7/01/12                                          $4,850      $  4,850,000
Puerto Rico Electrical
  Power Authority,
  due 7/01/13                                           2,000         2,000,000
Puerto Rico Electrical
  Power Authority,
  due 7/01/22                                           1,200         1,200,000
Puttable Floating Optional
  Tax Exempt Receipt,
  due 9/01/07                                           3,400         3,400,000
Puttable Floating Optional
  Tax Exempt Receipt,
  due 10/01/32                                          5,745         5,745,000
Shawnee, KS, Private Activity,
  due 12/01/16                                          1,000         1,000,000
Shelton, CT, Housing
  Authority Revenue,
  due 12/01/30                                          1,800         1,800,000
Washington State
  Health Care Facilities,
  due 10/01/09                                            600           600,000
Washington State
  Public Power Supply,
  due 7/01/17                                           2,900         2,900,000
                                                                   ------------
                                                                    101,840,000
                                                                   ------------
TOTAL INVESTMENTS,
  AT AMORTIZED COST                                     101.5%      179,532,171
OTHER ASSETS,
  LESS LIABILITIES                                       (1.5)       (2,644,200)
                                                        -----      ------------
NET ASSETS                                              100.0%     $176,887,971
                                                        =====      ============

AMT -- Subject to Alternative Minimum Tax
* Variable rate demand notes have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice

See notes to financial statements

CITIFUNDS  CONNECTICUT  TAX FREE  RESERVES
STATEMENT OF ASSETS AND  LIABILITIES

FEBRUARY 28, 1999 (Unaudited)
================================================================================
ASSETS:
Investments, at amortized cost (Note 1A)                           $179,532,171
Interest receivable                                                   1,370,587
--------------------------------------------------------------------------------
  Total assets                                                      180,902,758
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                     2,700,406
Payable for shares of beneficial interest repurchased                   934,453
Dividends payable                                                       248,027
Payable to affiliates:
  Investment Advisory fees (Note 3)                                      14,502
  Shareholder Servicing Agents' fees (Note 4B)                           32,844
Accrued expenses and other liabilities                                   84,555
--------------------------------------------------------------------------------
  Total liabilities                                                   4,014,787
--------------------------------------------------------------------------------
NET ASSETS for 176,893,011 shares of beneficial interest
  outstanding                                                      $176,887,971
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                    $176,893,011
Accumulated net realized loss on investments                            (5,040)
--------------------------------------------------------------------------------
  Total                                                            $176,887,971
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE           $1.00
================================================================================


See notes to financial statements

CITIFUNDS CONNECTICUT TAX FREE RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999 (Unaudited)
================================================================================
Investment Income (Note 1B)                                         $2,555,722
--------------------------------------------------------------------------------
EXPENSES:
Administrative fees (Note 4A)                            $196,025
Shareholder Servicing Agents' fees (Note 4B)              196,025
Investment Advisory fees (Note 3)                         156,819
Distribution fees (Note 5)                                 78,410
Custody and fund accounting fees                           37,112
Audit fees                                                 16,100
Legal fees                                                 11,685
Shareholder reports                                         8,217
Trustees' fees                                              6,603
Registration fees                                           5,522
Transfer agent fees                                         5,000
Miscellaneous                                               4,304
--------------------------------------------------------------------------------
  Total expenses                                          721,822
Less aggregate amounts waived by Investment Adviser,
  Administrator, and Distributor (Notes 3, 4A and 5)     (211,265)
Less fees paid indirectly (Note 1E)                        (1,130)
--------------------------------------------------------------------------------
  Net expenses                                                         509,427
--------------------------------------------------------------------------------
Net investment income                                                2,046,295
NET REALIZED GAIN ON INVESTMENTS                                         1,755
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $2,048,050
-===============================================================================


See notes to financial statements

CITIFUNDS CONNECTICUT TAX FREE RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                    SIX MONTHS ENDED   YEAR ENDED
                                                   FEBRUARY 28, 1999    AUGUST 31,
                                                     (UNAUDITED)          1998
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                  $2,046,295      $4,491,392
Net realized gain (loss) on investments                     1,755           2,693
----------------------------------------------------------------------------------
Net increase in net assets from operations              2,048,050       4,494,085
----------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                                (2,046,295)     (4,491,392)
----------------------------------------------------------------------------------
TRANSACTIONS  IN SHARES OF  BENEFICIAL  INTEREST AT
 NET  ASSET VALUE OF $1.00 PER SHARE (Note 6):
Proceeds from sale of shares                          121,247,542     282,812,520
Net asset value of shares issued to shareholders
  from reinvestment of dividends                          294,724         632,962
Cost of shares repurchased                           (101,207,559)   (296,218,329)
----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  transactions in shares of beneficial interest        20,334,707     (12,772,847)
NET INCREASE (DECREASE) IN NET ASSETS                  20,336,462     (12,770,154)
----------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                   156,551,509     169,321,663
----------------------------------------------------------------------------------
End of period                                        $176,887,971    $156,551,509
==================================================================================


See notes to financial statements

CITIFUNDS CONNECTICUT TAX FREE RESERVES
FINANCIAL HIGHLIGHTS



                                                                                 DECEMBER 1, 1993
                  SIX MONTHS ENDED                                                 (COMMENCEMENT
                  FEBRUARY 28, 1999               YEAR ENDED AUGUST 31,          OF OPERATIONS) TO
                                       _________________________________________     AUGUST 31,
                       (UNAUDITED)        1998       1997      1996       1995         1994
===================================================================================================

Net Asset Value,
  beginning of period    $1.00000      $1.00000   $1.00000   $1.00000   $1.00000     $1.00000
Net investment income     0.01297       0.02971    0.02914    0.03135    0.03564      0.01754
Less dividends from
  net investment income  (0.01297)     (0.02971) (0.02914)   (0.03135)  (0.03564)    (0.01754)
---------------------------------------------------------------------------------------------------
Net Asset Value,
  end of period          $1.00000      $1.00000  $1.00000    $1.00000   $1.00000     $1.00000
===================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)        $176,888      $156,552  $169,322    $116,025    $46,556      $15,949
Ratio of expenses to
  average net assets (A)    0.65%*        0.66%     0.65%       0.42%      0.22%        0.00%*
Ratio of expenses to
  average net assets after
  fees paid indirectly (A)  0.65%*        0.65%     0.65%       0.42%      0.22%        0.00%*
Ratio of net investment
 income to average net
  assets                    2.61%*        2.98%     2.92%       3.08%      3.60%        2.61%*
Total return                1.30%**       3.01%     2.95%       3.18%      3.62%        1.75%**

Note: If Agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the period indicated and the Administrator had not voluntarily assumed expenses for the periods before August 31, 1996, and the expenses were not reduced for the fees paid indirectly for the years after August 31, 1995, the ratios and net investment income per share would have been as follows:


Net investment income
  per share              $0.01178      $0.02712  $0.02615    $0.02504   $0.02732      $0.00128
RATIOS:
Expenses to average net
  assets                    0.92%*        0.91%     0.95%       1.04%      1.06%         2.42%*
Net investment income to
  average net assets        2.34%*        2.72%     2.62%       2.46%      2.76%         0.19%*
===================================================================================================



  * Annualized
 ** Not Annualized
(A) The expense ratios for the year ended August 31, 1996 and the periods thereafter have been adjusted to reflect a change in reporting requirements. The new report guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the period ended on August 31, 1995 have not been adjusted to reflect this change.

See notes to financial statements

CITIFUNDS CONNECTICUT TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Connecticut Tax Free Reserves (the "Fund") is a separate non-diversified series of CitiFunds Multi-State Tax Free Trust (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Adviser of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc. ("CFBDS") acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes shares available to customers through various Shareholder Servicing Agents. Citibank is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

    The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. INTEREST INCOME Interest income consists of interest accrued, and accretion of market discount less the amortization of any premium on the investments of the Fund.

   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 1998, the Fund, for federal income tax purposes, had a capital loss carryover of $6,795, of which $2,291 will expire on August 31, 2004 and $4,504 which will expire on August 31, 2005. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

CITIFUNDS CONNECTICUT TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly.

Expenses directly attributable to a fund are charged to that fund.

   E. FEES PAID Indirectly The Fund's custodian bank calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

   F. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon, Eastern standard time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), on or prior to the last business day of the month.

3. INVESTMENT ADVISORY FEES The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $156,819 of which $70,351 was voluntarily waived for the six months ended February 28, 1999. The investment advisory fee is computed at the annual rate of 0.20% of the Fund's average daily net assets.

4. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan (the "Administrative Services Plan") which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.60% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the six months ended February 28, 1999, Management agreed to voluntarily limit Fund expenses to 0.65%.

   A.  ADMINISTRATIVE  FEES  Under  the  terms  of  an  Administrative  Services
Agreement, CFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is computed

CITIFUNDS CONNECTICUT TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

at the  annual  rate of  0.25% of the  Fund's  average  daily  net  assets.  The
Administrative fees amounted to $196,025, of which $70,563 was voluntarily waived for the six months ended February 28, 1999. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. SHAREHOLDER SERVICING AGENT FEES The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agent fees amounted to $196,025 for the six months ended February 28, 1999.

5. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.10% of the Fund's average daily net assets. The Distribution fees amounted to $78,410 of which $70,351 was voluntarily waived for the six months ended February 28, 1999. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. The additional fee has not been assessed through February 28, 1999.

6. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

7. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments aggregated $261,171,118 and $238,497,510, respectively, for the six months ended February 28, 1999.

8. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at February 28, 1999 for federal income tax purposes, amounted to $179,532,171.

CITIFUNDS CONNECTICUT TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

9. LINE OF CREDIT The Fund, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 1999, the commitment fee allocated to the Fund was $231. Since the line of credit was established there have been no borrowings.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., CHAIRMAN
Philip W. Coolidge*, PRESIDENT
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley

Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR

INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street,  Boston,  MA 02110

  THE CITIFUNDS FAMILY

  LARGE CAP STOCKS
o CitiFunds  Growth & Income  Portfolio
o CitiFunds  Large Cap Growth  Portfolio

  SMALL CAP STOCKS
o CitiFunds Small Cap Value Portfolio
o CitiFunds Small Cap Growth Portfolio

  INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio
o CitiFunds International Growth Portfolio

  GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

  BONDS
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds Intermediate Income Portfolio
o CitiFunds National Tax Free Income Portfolio
o CitiFunds New York Tax Free Income Portfolio
o CitiFunds California Tax Free Income Portfolio

  MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves
o CitiFunds New York Tax Free Reserves

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

For more information contact your Service Agent or call 1-800-625-4554

CitiFunds are made available by CFBDS, Inc.
as distributor.